THE PANAGORA INSTITUTIONAL FUNDS

                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1995

The PanAgora Institutional Funds
President's Letter
November 30, 1995




We are pleased to present the semi-annual report of The PanAgora Institutional Funds. The PanAgora Institutional Funds were established in 1993 to serve investors interested in specific investment strategies. The PanAgora Institutional Funds make these strategies available to pension funds, foundations and endowment funds, 401(k) plans and individual investors.

The PanAgora Institutional Funds are a series of three funds. The PanAgora Asset Allocation Fund invests in a mix of U.S. stocks, bonds and cash equivalents. The PanAgora International Equity Fund invests in stocks outside the U.S. The PanAgora Global Fund invests in stocks, bonds and cash equivalents in the U.S. and around the world.

The PanAgora Asset Allocation Fund's investment objective is to maximize total return, consisting of capital appreciation and current income. The Fund attempts to achieve its objective by actively allocating assets among U.S. stocks, investment grade bonds and cash equivalents based on the Advisor's proprietary asset allocation disciplines. The U.S. stock market has soared to new all-time highs. Bonds are also up as signs of a weaker economy fueled optimism about an interest rate cut by the Federal Reserve Board. For most of the past six months, the Asset Allocation Fund has been near the benchmark weight on both stocks and bonds. Recently, as long term interest rates dropped to near 6%, bonds were reduced and cash positions increased.

The PanAgora International Equity Fund's primary investment objective is to maximize total return, consisting primarily of capital appreciation. Current income is a secondary objective. The Fund attempts to achieve its objective by actively allocating assets among international equity markets based on the Advisor's proprietary asset allocation disciplines. The International Equity Fund has investments in major European markets and Asian equity markets. In addition, we have invested approximately 10% in emerging markets. European investments are benefiting from the economic recovery in Europe as well as favorable valuations in most countries. Our Asian investments are focused in markets generally considered out-of-favor by investors. Here, current prices seem low relative to continuing growth prospects. We expect our emerging markets positions to benefit from rapid growth of developing economies.

The PanAgora Global Fund's investment objective is to maximize total return, consisting of capital appreciation and current income. The Fund attempts to achieve its objective by actively allocating assets among global equity, fixed income and currency markets based on the Advisor's proprietary asset allocation disciplines. Global investment strategies are new to most American investors but familiar to many European investors. Over the past 12 months, PanAgora Global Fund has invested more than 70% of its assets in global equity markets based on the Advisor's view of their superior return opportunities. The equity positions have emphasized Europe and Asia. We have underweighted U.S. stocks due to high valuations. With the decline in interest rates around the world, our U.S. and international bond positions have done very well.

We thank you for your interest in The PanAgora Institutional Funds and we look forward to serving you.

Sincerely,
Richard A. Crowell
President
The PanAgora Institutional Funds

PANAGORA ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED)

                                                           SHARE     MARKET        PERCENT OF
  DESCRIPTION                                             AMOUNT  VALUE (NOTE 1)   NET ASSETS
  COMMON STOCK

  AUTOMOTIVE
  Chrysler Corp   . . . . . . . . . . . . . . . . . . . .     300 $     15,563
  Ford Motor  . . . . . . . . . . . . . . . . . . . . . .   2,400       67,800
  General Motors  . . . . . . . . . . . . . . . . . . . .     900       43,650
  Goodyear Tire & Rubber Co.  . . . . . . . . . . . . . .     700       29,663
  Paccar Inc  . . . . . . . . . . . . . . . . . . . . . .   1,100       48,125
  The Pep Boys  . . . . . . . . . . . . . . . . . . . . .     900       23,850
                                                                  ------------
                                                                       228,651      2.6%
                                                                  ------------

  BANKING
  Bankamerica Corp  . . . . . . . . . . . . . . . . . . .     400       25,450
  Bankers Trust   . . . . . . . . . . . . . . . . . . . .     300       19,463
  Chase Manhattan Corp.   . . . . . . . . . . . . . . . .     600       36,525
  Citicorp  . . . . . . . . . . . . . . . . . . . . . . .     600       42,450
  First Chicago Corp. . . . . . . . . . . . . . . . . . .     200       13,900
  First Union Corp  . . . . . . . . . . . . . . . . . . .   1,500       81,938
  Golden West Financial Corp. . . . . . . . . . . . . . .     600       30,675
  J P Morgan & Co Inc   . . . . . . . . . . . . . . . . .     900       70,650
  Nationsbank Corp  . . . . . . . . . . . . . . . . . . .     400       28,550
  Norwest Corp  . . . . . . . . . . . . . . . . . . . . .   1,400       46,200
                                                                  ------------
                                                                       395,801      4.5%
                                                                  ------------
  CHEMICALS
  EI Dupont De Nemours & Co Inc   . . . . . . . . . . . .     600       39,900
  FMC Corp  . . . . . . . . . . . . . . . . . . . . . . .   1,000       73,875
  Lubrizol Corp   . . . . . . . . . . . . . . . . . . . .     900       25,763
  Nalco Chemical  . . . . . . . . . . . . . . . . . . . .     700       21,438
  PPG Industries  . . . . . . . . . . . . . . . . . . . .     500       22,688
  Thiokol Corp  . . . . . . . . . . . . . . . . . . . . .   1,000       33,875
  Union Carbide Corp  . . . . . . . . . . . . . . . . . .     700       27,738
                                                                  ------------
                                                                       245,277      2.8%
                                                                  ------------
  COMMUNICATION
  Airtouch Communications Inc * . . . . . . . . . . . . .   1,000       29,125
  Alltel Corp . . . . . . . . . . . . . . . . . . . . . .     800       23,600
  AT & T Corp   . . . . . . . . . . . . . . . . . . . . .     900       59,400
  Bellsouth Corp.   . . . . . . . . . . . . . . . . . . .     600       23,325
  Cabletron Systems(a). . . . . . . . . . . . . . . . . .     200       16,600
  Comcast Corp  . . . . . . . . . . . . . . . . . . . . .     900       17,775
  DSC Communications *  . . . . . . . . . . . . . . . . .     200        7,925
  Frontier Corp   . . . . . . . . . . . . . . . . . . . .   1,300       33,638
  ITT Corp  . . . . . . . . . . . . . . . . . . . . . . .     400       49,050
  Kingworld Productions Inc   . . . . . . . . . . . . . .   1,400       55,475
  Motorola Inc  . . . . . . . . . . . . . . . . . . . . .     500       30,625
  Nynex Corp  . . . . . . . . . . . . . . . . . . . . . .   2,000       99,250
  Pacific Telesis Group  . . . . . . . . . . . . . . . .    1,700       51,000
  Scientific Atlanta Inc  . . . . . . . . . . . . . . . .   1,000       15,875
  Sprint Corp  . . . . . . . . . . . . . . . . . . . . .    1,100       44,000
  Tellabs Inc . . . . . . . . . . . . . . . . . . . . . .     500       19,625
  Tribune Co  . . . . . . . . . . . . . . . . . . . . . .   1,000       64,500
  Viacom Inc Class B * . . . . . . . . . . . . . . . . .    1,200       57,900
                                                                  ------------
                                                                       698,688      8.0%
                                                                  ------------

               See accompanying notes to the financial statements.

PANAGORA ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                           SHARE     MARKET        PERCENT OF
  DESCRIPTION                                             AMOUNT  VALUE (NOTE 1)   NET ASSETS

  COMPUTER EQUIPMENT
  Autodesk Inc  . . . . . . . . . . . . . . . . . . . . .     400 $     14,100
  Computer Associates International Inc  . . . . . . . .      450       29,475
  Hewlett Packard Inc  . . . . . . . . . . . . . . . . .      500       41,438
  International Business Machines  . . . . . . . . . . .      600       57,975
  Oracle Corporation . . . . . . . . . . . . . . . . . .    1,050       47,644
                                                                  ------------
                                                                       190,632      2.2%
                                                                  ------------
  CONSTRUCTION AND BUILDING
  Fleetwood Enterprises Inc.  . . . . . . . . . . . . . .   1,200       28,800
  Fluor Corp  . . . . . . . . . . . . . . . . . . . . . .     800       52,000
  Home Depot  . . . . . . . . . . . . . . . . . . . . . .   2,200       97,625
  Tyco Lab  . . . . . . . . . . . . . . . . . . . . . . .   3,000       94,125
                                                                  ------------
                                                                       272,550      3.1%
                                                                  ------------
  CONSUMER GOODS
  Champion International  . . . . . . . . . . . . . . . .   1,200       56,550
  Clorox Co  . . . . . . . . . . . . . . . . . . . . . .      600       45,450
  Eastman Kodak Co  . . . . . . . . . . . . . . . . . . .     300       20,400
  Gibson Greetings Inc(a)  . . . . . . . . . . . . . . .    1,500       22,500
  Gillette Co.  . . . . . . . . . . . . . . . . . . . . .   1,300       67,438
  Johnson & Johnson  . . . . . . . . . . . . . . . . . .      600       51,975
  Procter & Gamble Co  . . . . . . . . . . . . . . . . .      500       43,188
  Stride Rite Corp  . . . . . . . . . . . . . . . . . . .   1,900       16,625
                                                                  ------------
                                                                       324,126      3.7%
                                                                  ------------
  CONSUMER SERVICES
  H&R Block Inc. . . . . . . . . . . . . . . . . . . . .    1,100       48,950
  Liberty Media Group-Class A. . . . . . . . . . . . . .      325        9,100
  Tele-Communications-Class A New. . . . . . . . . . . .    1,100       20,350
                                                                  ------------
                                                                        78,400      0.9%
                                                                  ------------
  ELECTRONICS
  Ameritech Corp  . . . . . . . . . . . . . . . . . . . .   2,000      110,000
  Applied Materials Inc. . . . . . . . . . . . . . . . .      600       29,175
  Ceridian Corp(a) . . . . . . . . . . . . . . . . . . .      300       12,600
  Cisco Systems Inc.(a) * . . . . . . . . . . . . . . . .     500       42,063
  Illinova Corporation  . . . . . . . . . . . . . . . . .   1,300       36,888
  Intel Corp  . . . . . . . . . . . . . . . . . . . . . .     900       54,788
  Micron Technology  . . . . . . . . . . . . . . . . . .      600       32,850
  Texas Instruments  . . . . . . . . . . . . . . . . . .      700       40,513
                                                                  ------------
                                                                       358,877      4.1%
                                                                  ------------
  ENERGY
  Entergy Corporation  . . . . . . . . . . . . . . . . .    2,600       72,475      0.8%
                                                                  ------------

  EQUIPMENT
  Andrew Corp.  . . . . . . . . . . . . . . . . . . . . .     550       23,788
  CUC International Inc.(a) . . . . . . . . . . . . . . .     700       26,600
  Medtronic Inc  . . . . . . . . . . . . . . . . . . . .      500       27,438
  Microsoft Corp. . . . . . . . . . . . . . . . . . . . .     600       52,275
  Tandem Computers Inc. . . . . . . . . . . . . . . . . .   1,300       16,250
                                                                  ------------
                                                                       146,351      1.7%
                                                                  ------------

               See accompanying notes to the financial statements.

PANAGORA ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                           SHARE     MARKET        PERCENT OF
  DESCRIPTION                                             AMOUNT  VALUE (NOTE 1)   NET ASSETS

  FINANCIAL SERVICES
  American Financial Group Inc  . . . . . . . . . . . . .   1,000 $     30,000
  Asarco Inc.(a)  . . . . . . . . . . . . . . . . . . . .   1,200       42,450
  Bear Stearns Inc  . . . . . . . . . . . . . . . . . . .   1,680       36,540
  Beneficial Corp  . . . . . . . . . . . . . . . . . . .      800       40,600
  HF Ahmanson & Co  . . . . . . . . . . . . . . . . . . .   2,400       64,200
  MBNA Corp  . . . . . . . . . . . . . . . . . . . . . .    1,300       52,488
  Morgan Stanley Group Inc . . . . . . . . . . . . . . .      300       25,875
  Salomon Inc. . . . . . . . . . . . . . . . . . . . . .    1,600       58,200
                                                                  ------------
                                                                       350,353      4.0%
                                                                  ------------
  FOOD AND BEVERAGE
  Coca-Cola Co  . . . . . . . . . . . . . . . . . . . . .   1,500      113,625
  Dole Food Co  . . . . . . . . . . . . . . . . . . . . .   1,100       41,388
  Harcourt General Inc.  . . . . . . . . . . . . . . . .      800       32,200
  Loral Corp  . . . . . . . . . . . . . . . . . . . . . .   2,000       67,750
  Pepsico Inc  . . . . . . . . . . . . . . . . . . . . .      600       33,150
  Philip Morris Companies Inc  . . . . . . . . . . . . .    1,100       96,525
  Sbarro Inc  . . . . . . . . . . . . . . . . . . . . . .     500       11,188
  Seagrams Co Ltd  . . . . . . . . . . . . . . . . . . .    1,600       58,400
  Wrigley Co  . . . . . . . . . . . . . . . . . . . . . .     900       42,413
                                                                  ------------
                                                                       496,639      5.7%
                                                                  ------------
  HEALTH CARE
  Abbott Laboratories  . . . . . . . . . . . . . . . . .    1,200       48,750
  Amgen Inc. . . . . . . . . . . . . . . . . . . . . . .      400       19,850
  Baxter International Inc  . . . . . . . . . . . . . . .   1,000       42,000
  Becton Dickinson & Co  . . . . . . . . . . . . . . . .      600       41,850
  Columbia Healthcare Corp.  . . . . . . . . . . . . . .      500       25,813
  Merck & Co Inc  . . . . . . . . . . . . . . . . . . . .   1,300       80,438
  Nellcor Inc * . . . . . . . . . . . . . . . . . . . . .     400       23,000
  Novacare Inc * . . . . . . . . . . . . . . . . . . . .    3,100       18,213
  Pfizer Inc  . . . . . . . . . . . . . . . . . . . . . .     800       46,400
  Pharmacia & Upjohn Inc . . . . . . . . . . . . . . . .      725       26,009
  Schering-Plough Corp(a)  . . . . . . . . . . . . . . .    2,000      114,750
  Shared Medical  . . . . . . . . . . . . . . . . . . . .   1,700       73,738
  United Healthcare Corp. . . . . . . . . . . . . . . . .     700       44,013
                                                                  ------------
                                                                       604,824      6.7%
                                                                  ------------
  INSURANCE
  Cigna Corp  . . . . . . . . . . . . . . . . . . . . . .     200       22,000
  Torchmark Corp . . . . . . . . . . . . . . . . . . . .      700       29,750
  U S F & G Corp  . . . . . . . . . . . . . . . . . . . .     700       12,056
  Unum Corp  . . . . . . . . . . . . . . . . . . . . . .      700       37,888
                                                                  ------------
                                                                       101,694      1.2%
                                                                  ------------
  MACHINERY
  Deere & Co.  . . . . . . . . . . . . . . . . . . . . .      600       19,725
  Silicon Graphics  . . . . . . . . . . . . . . . . . . .     700       25,550
                                                                  ------------
                                                                        45,275      0.5%
                                                                  ------------
  MANUFACTURING
  Allstate Corp.  . . . . . . . . . . . . . . . . . . . .     370       15,170
  General Electric  . . . . . . . . . . . . . . . . . . .     600       40,350
  Raytheon Co  . . . . . . . . . . . . . . . . . . . . .    2,000       89,000
  Trinova Corp  . . . . . . . . . . . . . . . . . . . . .   1,100       33,825
                                                                  ------------
                                                                       178,345      2.0%
                                                                  ------------

               See accompanying notes to the financial statements.

PANAGORA ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                           SHARE     MARKET        PERCENT OF
  DESCRIPTION                                             AMOUNT  VALUE (NOTE 1)   NET ASSETS

  METALS AND MINING
  Alco Standard Corp  . . . . . . . . . . . . . . . . . .     600 $     26,100
  Amerada Hess Corp.  . . . . . . . . . . . . . . . . . .   1,000       47,500
  Crown Cork & Seal Inc.(a) * . . . . . . . . . . . . . .     600       25,125
  Dover Corp  . . . . . . . . . . . . . . . . . . . . . .     600       23,325
  Dresser Inds Inc  . . . . . . . . . . . . . . . . . . .   1,100       25,988
  Engelhard Corp.  . . . . . . . . . . . . . . . . . . .    1,300       30,388
  Inco Ltd(a)  . . . . . . . . . . . . . . . . . . . . .      400       14,250
  Nucor Corp  . . . . . . . . . . . . . . . . . . . . . .     700       34,913
  Oneok Inc  . . . . . . . . . . . . . . . . . . . . . .    1,400       32,900
  Phelps Dodge Corp  . . . . . . . . . . . . . . . . . .      900       61,088
  Williams Companies Inc  . . . . . . . . . . . . . . . .   1,300       54,600
                                                                  ------------
                                                                       376,177      4.3%
                                                                  ------------
  OIL AND GAS
  Ashland Inc  . . . . . . . . . . . . . . . . . . . . .    1,100       38,363
  Chevron Corp(a)  . . . . . . . . . . . . . . . . . . .    1,700       83,938
  Exxon Corp  . . . . . . . . . . . . . . . . . . . . . .     600       46,425
  Mobil Corp  . . . . . . . . . . . . . . . . . . . . . .     300       31,313
  Royal Dutch Petroleum - ADR(a)  . . . . . . . . . . . .   1,100      141,213
  Schlumberger Ltd  . . . . . . . . . . . . . . . . . . .     600       38,100
  Tenneco Inc  . . . . . . . . . . . . . . . . . . . . .      500       24,000
  Unocal Corp.  . . . . . . . . . . . . . . . . . . . . .     800       21,500
  USX-Marathon Group  . . . . . . . . . . . . . . . . . .   1,500       27,563
                                                                  ------------
                                                                       452,415      5.2%
                                                                  ------------
  PAPER AND ALLIED PRODUCTS
  Boise Cascade Corp.  . . . . . . . . . . . . . . . . .    1,000       37,250
  Georgia-Pacific Corp.  . . . . . . . . . . . . . . . .      200       15,550
  International Paper Co  . . . . . . . . . . . . . . . .   1,400       53,375
                                                                  ------------
                                                                       106,175      1.2%
                                                                  ------------
  RETAIL STORES
  Circuit City Stores Inc(a)  . . . . . . . . . . . . . .     700       20,300
  Claire's Stores Inc.  . . . . . . . . . . . . . . . . .     900       17,550
  Jones Apparel Group Inc . . . . . . . . . . . . . . . .     800       28,900
  J.C. Penney Company Inc.(a)  . . . . . . . . . . . . .      800       37,500
  Lowes Co's, Inc.  . . . . . . . . . . . . . . . . . . .   1,400       44,100
  Rite Aid Corp  . . . . . . . . . . . . . . . . . . . .    1,200       37,500
  Sears Roebuck  . . . . . . . . . . . . . . . . . . . .      400       15,750
  Toys R Us Inc * . . . . . . . . . . . . . . . . . . . .   1,100       25,575
                                                                  ------------
                                                                       227,175      2.6%
                                                                  ------------
  TOBACCO
  UST Inc . . . . . . . . . . . . . . . . . . . . . . . .   1,100       35,888      0.4%
                                                                  ------------

  TRANSPORTATION
  American President Co's Ltd  . . . . . . . . . . . . .      900       22,500
  Conrail Inc.  . . . . . . . . . . . . . . . . . . . . .     600       41,925
                                                                  ------------
                                                                        64,425      0.7%
                                                                  ------------
  UTILITIES
  DQE  . . . . . . . . . . . . . . . . . . . . . . . . .    1,200       34,650
  Niagara Mohawk Corp  . . . . . . . . . . . . . . . . .    3,500       34,563
  Peco Energy Co  . . . . . . . . . . . . . . . . . . . .   2,500       72,500

               See accompanying notes to the financial statements.

PANAGORA ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                        FACE/SHARE     MARKET      PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  UTILITIES - (CONTINUED)

  Santa Fe Energy Resources Inc . . . . . . . . . . . . .   1,600 $     14,800
  Southern Co  . . . . . . . . . . . . . . . . . . . . .    2,000       45,750
                                                                  ------------
                                                                       202,263      2.3%
                                                                  ------------
  WHOLESALE TRADE
  Fleming Companies Inc.  . . . . . . . . . . . . . . . .   1,800       41,625      0.5%
                                                                  ------------    -----

  TOTAL COMMON STOCK   (Cost $5,555,695)                             6,295,101     71.7%
                                                                  ------------    -----

  DEBT OBLIGATIONS

  U.S GOVERNMENT OBLIGATIONS
  US Treasury Note  . . . . . . . . . . 7.88% 07/31/96   $ 55,000       55,858
  US Treasury Note  . . . . . . . . . . 5.50% 07/31/96     45,000       45,081
  US Treasury Note  . . . . . . . . . . 6.50% 08/15/97     75,000       76,319
  US Treasury Note  . . . . . . . . . . 8.87% 11/15/97    200,000      212,686
  US Treasury Note  . . . . . . . . . . 6.38% 01/15/99    125,000      128,195
  US Treasury Note  . . . . . . . . . . 8.50% 02/15/00     10,000       11,098
  US Treasury Note  . . . . . . . . . . 8.75% 08/15/00    100,000      113,059
  US Treasury Note  . . . . . . . . . . 8.00% 05/15/01     50,000       55,616
  US Treasury Note  . . . . . . . . . . 7.50% 05/15/02     75,000       82,539
  US Treasury Note  . . . . . . . . . . 5.75% 08/15/03     25,000       25,028
  US Treasury Bond  . . . . . . . . . .10.75% 08/15/05     90,000      122,396
  US Treasury Bond  . . . . . . . . . . 9.38% 02/15/06     30,000       38,124
  US Treasury Bond  . . . . . . . . . . 8.75% 05/15/17     35,000       45,287
  US Treasury Bond  . . . . . . . . . . 7.88% 02/15/21    152,000      182,584

  TOTAL DEBT OBLIGATIONS (Cost $1,130,714)                           1,193,870     13.6%
                                                                  ------------    -----

  SHORT-TERM INVESTMENTS

  COMMERCIAL PAPER
  Bank of Ireland  . . . . . . . . . .  5.82% 12/01/95    583,800      583,800      6.7%
                                                                  ------------

  U.S GOVERNMENT OBLIGATIONS
  US Treasury Bill(b)  . . . . . . . .  5.15% 12/21/95    160,000      159,542      1.8%
                                                                  ------------

               See accompanying notes to the financial statements.

PANAGORA ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                           FACE        MARKET      PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  REPURCHASE AGREEMENTS
  Salomon  Brothers  Repurchase  Agreement 5.4%,  dated
  11/30/95,  to be  repurchased at $439,715 on 12/1/95,
  collateralized  by U.S.  Treasury  Notes  with  rates
  ranging  from  6.5%  to  7.875%  and  maturity  dates
  ranging from  4/30/97 to 11/15/04,  with an aggregate
  market value of $450,778.                              $439,649 $    439,649

  Cantor Fitzgerald  Repurchase  Agreement 5.17%, dated
  11/30/95,  to be  repurchased at $439,713 on 12/1/95,
  collateralized  by  U.S.  Treasury  Obligations  with
  rates ranging from 5.21% to 7.875% and maturity dates
  ranging from 05/09/96 to 05/31/00,  with an aggregate
  market value of $449,255.                               439,649      439,649
                                                                  ------------
                                                                       879,298     10.0%
                                                                  ------------    -----
  TOTAL SHORT-TERM INVESTMENTS  (Cost $1,622,640)                    1,622,640     18.5%
                                                                  ------------    -----

  TOTAL INVESTMENTS  (Cost $8,309,049)                               9,111,611    103.8%

  Excess of Other Assets over Liabilities                             (333,889)    (3.8%)
                                                                  ------------    -----

  NET ASSETS                                                      $  8,777,722    100.0%
                                                                  ============    =====

  NOTES TO THE SCHEDULE OF  INVESTMENTS

  ADR American Depository Receipt

  (a) All or a portion of this security is on loan.

  (b) This security is held as collateral for open futures contracts.

  *   Non-income producing security.

               See accompanying notes to the financial statements.

PANAGORA ASSET ALLOCATION FUND
SCHEDULE OF OPEN FUTURE CONTRACTS
NOVEMBER 30, 1995 (UNAUDITED)

                                                                                             Net Unrealized
Number of                                                                                     Appreciation
Contracts                        Type                       Expiration Date  Contract Value  (Depreciation)
BUYS:

       7  U.S. 10 Year Treasury Future                         March 1996  $     793,625     $       32,469

      11  Standard & Poor's 500 Index Future                 December 1995     3,339,875            264,900
                                                                                             --------------
                                                                                             $      297,369
                                                                                             ==============

SELLS:
       6  U.S. 10 Year Treasury Future                       December 1995 $     679,313     $      (27,375)

       5  U.S. 10 Year Treasury Future                         June 1996         563,750             (8,031)

      11  Standard & Poor's 500 Index Future                   March 1996      3,370,125           (123,400)
                                                                                             --------------
                                                                                             $     (158,806)
                                                                                             ==============

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED)

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  COMMON STOCK  (UNLESS OTHERWISE NOTED)

  AUSTRIA
  Austrian Airline . . . . . . . . . . . . . . . . . . .     100 $     16,305
  Bank Austria Ag . . . . . . . . . . . . . . . . . . .    1,200       93,292
  Bank Austria Ag-Participating Certificate . . . . . .      200        7,548
  Bank Austria Ag-Vorzug . . . . . . . . . . . . . . . .     200        9,199
  Constantia Iso Holding Ag *. . . . . . . . . . . . . .     333       13,419
  Constantia Verpack . . . . . . . . . . . . . . . . . .     166        9,940
  Creditanstalt-Bankverein - Preferred . . . . . . . . .     400       20,050
  Creditanstalt-Bankverein . . . . . . . . . . . . . . .     700       37,083
  Ea-Generali Ag . . . . . . . . . . . . . . . . . . . .     200       55,040
  Lenzing Ag . . . . . . . . . . . . . . . . . . . . . .     100        7,175
  Oemv Ag . . . . . . . . . . . . . . . . . . . . . . .      600       49,359
  Oesterreichische Brau-Beteiligungs Ag . . . . . . . .      200        8,905
  Oesterreichische Elektrizitaetswirschafts Ag . . . . .     700       39,904
  Radex-Heraklith Industrial Ag . . . . . . . . . . . .      200        5,602
  Steyr-Daimler-Puch Ag *. . . . . . . . . . . . . . . .     200        3,184
  Universale Bau Ag  *. . . . . . . . . . . . . . . . .      100        4,767
  Veitscher * . . . . . . . . . . . . . . . . . . . . .      200        4,148
  Wienerberger Baustoffindustrie Ag . . . . . . . . . .      200       41,476
                                                                 ------------
                                                                      426,396      0.8%
                                                                 ------------

  BELGIUM
  Bekaert Sa . . . . . . . . . . . . . . . . . . . . . .      84       64,539
  Cimenteries CBR Cementbed - Preferred . . . . . . . .       36       14,163
  Cimenteries CBR Cementbed - Warrants *. . . . . . . .      146        1,227
  Cimenteries CBR Cementbed . . . . . . . . . . . . . .      180       70,511
  Delhaize Le Ps . . . . . . . . . . . . . . . . . . . .   1,918       80,099
  Electrabel- Preferred . . . . . . . . . . . . . . . .      362       82,649
  Electrabel . . . . . . . . . . . . . . . . . . . . . .   1,669      379,930
  Fortis Ag . . . . . . . . . . . . . . . . . . . . . .    1,353      156,955
  Generale de Banque Sa . . . . . . . . . . . . . . . .      561      188,635
  Gervaert Photo-Producten . . . . . . . . . . . . . . .   2,041      119,756
  Glaverbel . . . . . . . . . . . . . . . . . . . . . .      254       27,928
  Groupe Bruxelles Lambert Sa . . . . . . . . . . . . .      879      112,757
  Kredietbank Ordinary Shares . . . . . . . . . . . . .       77       19,936
  Kredietbank . . . . . . . . . . . . . . . . . . . . .      485      123,941
  Petrofina Sa . . . . . . . . . . . . . . . . . . . . .     870      257,724
  Reunies Electrobel & Tractebel - Preferred *. . . . .       81       30,504
  Reunies Electrobel & Tractebel *. . . . . . . . . . .      433      163,067
  Royal Belge . . . . . . . . . . . . . . . . . . . . .      639      117,959
  Royal Belge - Preferred . . . . . . . . . . . . . . .      128       23,586
  Solvay & Cie Sa . . . . . . . . . . . . . . . . . . .      312      158,675
  Union Miniere Sa *. . . . . . . . . . . . . . . . . .      925       57,229
                                                                 ------------
                                                                    2,251,770      4.4%
                                                                 ------------
  FRANCE
  Accor . . . . . . . . . . . . . . . . . . . . . . . .      300       36,428
  Air Liquide French . . . . . . . . . . . . . . . . . .     700      112,629

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  FRANCE - (CONTINUED)

  Alcatel Alsthom . . . . . . . . . . . . . . . . . . .    1,500 $    124,972
  Axa Company . . . . . . . . . . . . . . . . . . . . .    1,700      101,713
  Banque National de Paris . . . . . . . . . . . . . . .   1,900       84,136
  Bic . . . . . . . . . . . . . . . . . . . . . . . . .      200       18,731
  Bouygues . . . . . . . . . . . . . . . . . . . . . . .     200       21,961
  Carnaud Metalbox . . . . . . . . . . . . . . . . . . .     800       35,169
  Carrefour Supermarche . . . . . . . . . . . . . . . .      300      165,548
  Casino . . . . . . . . . . . . . . . . . . . . . . . .     600       16,952
  Charqeurs . . . . . . . . . . . . . . . . . . . . . .      110       23,804
  Cie Generale Des Eaux . . . . . . . . . . . . . . . .    1,200      116,761
  Compagnie Bancaire . . . . . . . . . . . . . . . . . .     330       35,905
  Compagnie de Saint Goban . . . . . . . . . . . . . . .     800       92,332
  Compagnie Financiere Paribas . . . . . . . . . . . . .   1,200       66,628
  Compagnie Financierede . . . . . . . . . . . . . . . .   1,600       59,984
  Comptoirs Modernes . . . . . . . . . . . . . . . . . .     100       29,795
  Docks De France . . . . . . . . . . . . . . . . . . .      100       14,307
  Ecco Sa . . . . . . . . . . . . . . . . . . . . . . .      100       15,208
  Eridania Beghin Say . . . . . . . . . . . . . . . . .      300       48,931
  Essilor International . . . . . . . . . . . . . . . .      100       18,835
  Fin Pour L'Expans D'Telecomm . . . . . . . . . . . . .     100        1,322
  Groupe Danone . . . . . . . . . . . . . . . . . . . .      700      109,263
  Havas Sa . . . . . . . . . . . . . . . . . . . . . . .     500       36,678
  Imetal . . . . . . . . . . . . . . . . . . . . . . . .     100       11,622
  Lafarge Coppee . . . . . . . . . . . . . . . . . . . .     880       55,896
  Lagardere Groupe . . . . . . . . . . . . . . . . . . .     900       17,511
  L'Oreal . . . . . . . . . . . . . . . . . . . . . . .      600      148,596
  LVMH Co . . . . . . . . . . . . . . . . . . . . . . .      900      170,958
  Lyonnaise Des Eaux-Dumez . . . . . . . . . . . . . . .     600       57,467
  Michelin B . . . . . . . . . . . . . . . . . . . . . .   1,100       44,699
  Nord  *. . . . . . . . . . . . . . . . . . . . . . . .     100        2,338
  Pernod-Ricard . . . . . . . . . . . . . . . . . . . .      600       35,586
  Peugeot Sa *. . . . . . . . . . . . . . . . . . . . .      500       64,620
  Pinault Printemps Redoute Sa * . . . . . . . . . . . .     200       37,670
  Promodes . . . . . . . . . . . . . . . . . . . . . . .     200       44,202
  Rhone-Polenc Sa Class A . . . . . . . . . . . . . . .    3,300       70,619
  Saint Louis . . . . . . . . . . . . . . . . . . . . .      100       26,089
  Schneider Sa . . . . . . . . . . . . . . . . . . . . .   1,200       44,146
  Simco . . . . . . . . . . . . . . . . . . . . . . . .      200       18,234
  Societe Generale . . . . . . . . . . . . . . . . . . .     900      105,136
  Sodexho Sa . . . . . . . . . . . . . . . . . . . . . .     100       25,247
  STE Francaise D'Investissements Immobiliers & De Gesti     200       13,826
  Thomson CSF * . . . . . . . . . . . . . . . . . . . .    1,200       26,329
  Total Sa . . . . . . . . . . . . . . . . . . . . . . .   2,300      141,483
                                                                 ------------
                                                                    2,550,266      5.0%
                                                                 ------------

  GERMANY
  Viag Ag . . . . . . . . . . . . . . . . . . . . . . .      100       39,865      0.1%
                                                                 ------------

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  HONG KONG
  Dairy Farm International Holdings. . . . . . . . . . .  20,000 $     16,400      0.0%
                                                                 ------------
  IRELAND
  CRH Plc . . . . . . . . . . . . . . . . . . . . . . .    3,500       24,552
  Fyffes Plc . . . . . . . . . . . . . . . . . . . . . .   2,800        4,611
  Greencore Plc. . . . . . . . . . . . . . . . . . . . .     800        6,651
  Independent Newspapers . . . . . . . . . . . . . . . .   1,200        7,240
  Irish Life Plc . . . . . . . . . . . . . . . . . . . .   3,000       11,567
  James Crean Plc . . . . . . . . . . . . . . . . . . .    6,000       16,898
  Kerry Group Plc . . . . . . . . . . . . . . . . . . .    1,599       12,407
  Smurfit (Jefferson) Group . . . . . . . . . . . . . .   10,600       26,185
  Waterford Wedgewood . . . . . . . . . . . . . . . . .    7,000        6,041
  Woodchester Investments Plc . . . . . . . . . . . . .   29,200       78,143
                                                                 ------------
                                                                      194,295      0.4%
                                                                 ------------

  ITALY
  Assicurazione Generali . . . . . . . . . . . . . . . .   8,980      203,047
  Banco Ambrosiano Veneto . . . . . . . . . . . . . . .    7,600       18,718
  Bank Commerciale Italiana . . . . . . . . . . . . . .   24,100       45,741
  Benetton . . . . . . . . . . . . . . . . . . . . . . .   2,700       30,921
  Burgo (Caritere) Spa . . . . . . . . . . . . . . . . .   1,900        9,274
  Credito Italiano . . . . . . . . . . . . . . . . . . .  34,100       34,949
  Edison Spa . . . . . . . . . . . . . . . . . . . . . .   9,700       38,299
  Fiat Spa - Non Convertible . . . . . . . . . . . . . .  10,900       18,024
  Fiat Spa - Private * . . . . . . . . . . . . . . . . .  14,200       24,448
  Fiat Spa . . . . . . . . . . . . . . . . . . . . . . .  36,000      108,530
  Fidis Spa . . . . . . . . . . . . . . . . . . . . . .    5,700        9,358
  Istituto Banc San Paolo Torina . . . . . . . . . . . .   7,800       42,087
  Istituto Mobiliare Italiano *. . . . . . . . . . . . .   5,000       28,354
  Istituto Nazionale Delle Assic * . . . . . . . . . . .  41,000       49,170
  Italcementi Fabbriche Riunite Cemento Spa . . . . . .    2,500       13,583
  Italgas . . . . . . . . . . . . . . . . . . . . . . .   10,100       25,980
  Magnetti Marelli Spa . . . . . . . . . . . . . . . . .   6,600        8,125
  Mediobanca Banca Di Credito . . . . . . . . . . . . .    7,300       46,150
  Montedison Spa * . . . . . . . . . . . . . . . . . . .  51,300       31,611
  Olivetti Spa - Non Convertible *. . . . . . . . . . .      100           49
  Olivetti Spa - Rights *. . . . . . . . . . . . . . . .  19,300        1,082
  Olivetti Spa * . . . . . . . . . . . . . . . . . . . .  19,200       12,743
  Parmalat Finanziaria Spa *. . . . . . . . . . . . . .   17,400       12,886
  Pirelli Spa . . . . . . . . . . . . . . . . . . . . .   21,900       26,524
  Rinascente Per L'Esercizio Di Grandi Magazzini Spa . .   2,400       13,475
  R.A.S. Spa . . . . . . . . . . . . . . . . . . . . . .   4,100       42,152
  Saffa SPA Class A - Rights * . . . . . . . . . . . . .     800            0
  Sai Sta Assicuratrice Industriale Spa . . . . . . . .    1,900       17,944
  Saipem Spa . . . . . . . . . . . . . . . . . . . . . .   6,100       13,106
  Sip - Non Convertible * . . . . . . . . . . . . . . .   23,800       26,029

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  ITALY - (CONTINUED)

  Sirti Spa . . . . . . . . . . . . . . . . . . . . . .    3,400 $     19,659
  Smi Societe Mettalurgica - Rights * . . . . . . . . .      240            0
  Snia Bpd Spa . . . . . . . . . . . . . . . . . . . . .   4,600        3,553
  Telecom Italia Mobile - Preferred. . . . . . . . . . .  23,600       22,890
  Telecom Italia Mobile . . . . . . . . . . . . . . . .   72,300      117,205
  Telicom Italia Spa . . . . . . . . . . . . . . . . . .  71,200       96,066
                                                                 ------------
                                                                    1,211,732      2.4%
                                                                 ------------

  JAPAN
  Alps Electronics Co . . . . . . . . . . . . . . . . .    3,000       32,424
  Asahi Bank Ltd . . . . . . . . . . . . . . . . . . . .   4,000       46,377
  Ashikaga Bank . . . . . . . . . . . . . . . . . . . .    3,000       17,450
  Asics Corp . . . . . . . . . . . . . . . . . . . . . .  17,000       45,935
  Bank of Tokyo Ltd. . . . . . . . . . . . . . . . . . .   4,000       65,242
  Chiyoda Fire & Marine Insurance Co . . . . . . . . . .  10,000       55,416
  Chubu Electric Power . . . . . . . . . . . . . . . . .   2,000       46,770
  Dai Nippon Printing Co Ltd . . . . . . . . . . . . . .   6,000      104,937
  Dai-Ichi Kangyo Bank . . . . . . . . . . . . . . . . .  10,000      186,686
  Daikin Industries Ltd . . . . . . . . . . . . . . . .    7,000       63,277
  Daikyo Inc . . . . . . . . . . . . . . . . . . . . . .   4,000       28,691
  Daimaru Inc . . . . . . . . . . . . . . . . . . . . .   14,000       92,164
  Daito Trust Construction . . . . . . . . . . . . . . .   7,000       68,023
  Daiwa House Industry . . . . . . . . . . . . . . . . .   2,000       29,870
  Daiwa Securities . . . . . . . . . . . . . . . . . . .   4,000       55,416
  Fuji Bank . . . . . . . . . . . . . . . . . . . . . .    8,000      166,642
  Fuji Photo Film . . . . . . . . . . . . . . . . . . .    2,000       49,521
  Fujisawa Pharmaceutical . . . . . . . . . . . . . . .   11,000      100,948
  Fujita Corp. . . . . . . . . . . . . . . . . . . . . .  18,000       81,533
  Fujitsu Ltd . . . . . . . . . . . . . . . . . . . . .    5,000       58,954
  Fukuyama Transporting Co . . . . . . . . . . . . . . .   7,000       60,801
  Gunze Ltd . . . . . . . . . . . . . . . . . . . . . .    8,000       47,949
  Hanwa Co Ltd  . . . . . . . . . . . . . . . . . . . .   10,000       32,916
  Haseko Corp . . . . . . . . . . . . . . . . . . . . .   15,000       50,995
  Hitachi Ltd . . . . . . . . . . . . . . . . . . . . .   22,000      222,648
  Hokkaido Bank . . . . . . . . . . . . . . . . . . . .    9,000       28,209
  Hokkaido Takushoku Bank . . . . . . . . . . . . . . .    9,000       23,788
  House Food Industry . . . . . . . . . . . . . . . . .    3,000       53,058
  Industrial Bank of Japan . . . . . . . . . . . . . . .   6,000      172,144
  Kansai Electric Power . . . . . . . . . . . . . . . .    4,040       95,666
  Kawasaki Steel * . . . . . . . . . . . . . . . . . . .  15,000       53,206
  Kobe Steel Ltd . . . . . . . . . . . . . . . . . . . .  21,000       60,044
  Kokusai Kogyo . . . . . . . . . . . . . . . . . . . .    8,000       82,535
  Komatsu Ltd . . . . . . . . . . . . . . . . . . . . .   16,000      125,768
  Kurabo Industries . . . . . . . . . . . . . . . . . .    8,000       28,769
  Long Term Credit Bank of Japan . . . . . . . . . . . .   6,000       49,462
  Marubeni Corp . . . . . . . . . . . . . . . . . . . .    9,000       47,752
  Marudai Food Co Ltd . . . . . . . . . . . . . . . . .    9,000       63,847

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  JAPAN - (CONTINUED)

  Marui Co . . . . . . . . . . . . . . . . . . . . . . .   3,000 $     56,006
  Matsushita Electric Industries . . . . . . . . . . . .  12,000      178,040
  Mazda Motors * . . . . . . . . . . . . . . . . . . . .  24,000       87,251
  Mitsubishi Electric . . . . . . . . . . . . . . . . .   18,000      133,707
  Mitsubishi Heavy . . . . . . . . . . . . . . . . . . .  16,000      127,497
  Mitsubishi Materials Corp . . . . . . . . . . . . . .   20,000      100,614
  Mitsubishi Trust . . . . . . . . . . . . . . . . . . .   2,000       30,656
  Mitsui Fudosan . . . . . . . . . . . . . . . . . . . .   4,000       49,521
  Mitsui Trust & Banking . . . . . . . . . . . . . . . .   6,000       56,242
  Nagase & Co . . . . . . . . . . . . . . . . . . . . .    7,000       59,150
  Nagoya Railroad Co Ltd . . . . . . . . . . . . . . . .  12,000       58,954
  Nichiei (Fudosan) . . . . . . . . . . . . . . . . . .   16,000       56,281
  Nihon Cement Co Ltd . . . . . . . . . . . . . . . . .    2,000       13,245
  Nippon Oil Co . . . . . . . . . . . . . . . . . . . .   21,000      115,549
  Nippon Sheet Glass . . . . . . . . . . . . . . . . . .   8,000       35,687
  Nippon Steel Corp . . . . . . . . . . . . . . . . . .   26,000       89,413
  Nishi-Nippon Bank . . . . . . . . . . . . . . . . . .    7,000       46,701
  Nissan Motors . . . . . . . . . . . . . . . . . . . .   12,000       88,312
  Nisshinbo Industries Inc . . . . . . . . . . . . . . .   5,000       45,787
  Nomura Securities Co Ltd . . . . . . . . . . . . . . .   2,000       39,302
  Orient Corp . . . . . . . . . . . . . . . . . . . . .   11,000       54,581
  Renown Inc * . . . . . . . . . . . . . . . . . . . . .  12,000       38,909
  Sakura Bank . . . . . . . . . . . . . . . . . . . . .   12,000      129,698
  Sanyo Electric Co Ltd . . . . . . . . . . . . . . . .   21,000      109,359
  Sekisui House Ltd . . . . . . . . . . . . . . . . . .   11,000      128,617
  Settsu Corp * . . . . . . . . . . . . . . . . . . . .   31,000       91,073
  Shiseido Co . . . . . . . . . . . . . . . . . . . . .   15,000      159,175
  Shokusan Jutaku Sogo . . . . . . . . . . . . . . . . .   8,000       25,782
  Sumitomo Bank . . . . . . . . . . . . . . . . . . . .    9,000      173,324
  Sumitomo Corp . . . . . . . . . . . . . . . . . . . .   10,000       99,239
  Sumitomo Realty & Development. . . . . . . . . . . . .  16,000      107,374
  Teijin Limited . . . . . . . . . . . . . . . . . . . .  11,000       57,932
  Tokai Bank . . . . . . . . . . . . . . . . . . . . . .   8,000       97,470
  Tokio Marine & Fire Insurance . . . . . . . . . . . .    3,000       34,193
  Tokyo Electric Power Co Inc . . . . . . . . . . . . .    5,050      130,995
  Tokyo Steel Manufacturing . . . . . . . . . . . . . .    4,000       73,888
  Toyo Ink Manufacturing . . . . . . . . . . . . . . . .   4,000       20,280
  Toyoda Automatic Loom Works . . . . . . . . . . . . .    2,000       33,997
  Toyota Motor Co . . . . . . . . . . . . . . . . . . .   15,000      296,242
  Victor Co Japan. . . . . . . . . . . . . . . . . . . .   3,000       33,898
  Yamaichi Securities . . . . . . . . . . . . . . . . .   10,000       63,277
  Yasuda Trust & Banking . . . . . . . . . . . . . . . .   9,000       43,331
                                                                 ------------
                                                                    6,166,382     11.9%
                                                                 ------------

  NETHERLANDS
  ABN Amro Holdings . . . . . . . . . . . . . . . . . .    4,000      178,030
  Akzo . . . . . . . . . . . . . . . . . . . . . . . . .     900      101,670
  Elsevier . . . . . . . . . . . . . . . . . . . . . . .  17,000      231,921

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  NETHERLANDS - (CONTINUED)

  Getronics N.V. . . . . . . . . . . . . . . . . . . . .     300 $     13,463
  Heineken N.V. . . . . . . . . . . . . . . . . . . . .      725      127,013
  Ihc Caland N.V . . . . . . . . . . . . . . . . . . . .     300        9,037
  International Nederlanden Group . . . . . . . . . . .    3,800      248,650
  Klm Royal Dutch Airlines . . . . . . . . . . . . . . .   1,200       41,186
  Kon Neder Hoogovens . . . . . . . . . . . . . . . . .      400       13,729
  Koninklijke Ahold N.V. . . . . . . . . . . . . . . . .   1,600       63,311
  Koninklijke N.V. . . . . . . . . . . . . . . . . . . .   1,300       34,266
  Kon. Nedlloyd Groep . . . . . . . . . . . . . . . . .      300        5,852
  Oce-Van Der Grinten . . . . . . . . . . . . . . . . .      200       12,223
  Pakhoed Holding . . . . . . . . . . . . . . . . . . .      400       10,939
  Philips Gloeilampenfabrieken . . . . . . . . . . . . .   4,600      180,882
  Royal Dutch Petroleum - ADR (a). . . . . . . . . . . .   4,700      603,363
  Royal Dutch Petroleum . . . . . . . . . . . . . . . .    7,200      925,806
  Royal Nederland . . . . . . . . . . . . . . . . . . .    6,200      220,834
  Stad Rotterdam . . . . . . . . . . . . . . . . . . . .     500       14,630
  Stork N.V. . . . . . . . . . . . . . . . . . . . . . .     400       10,050
  Unilever N. V. . . . . . . . . . . . . . . . . . . . .   2,100      277,416
  Wolters Kluwer N.V. . . . . . . . . . . . . . . . . .      900       75,891
                                                                 ------------
                                                                    3,400,162      6.6%
                                                                 ------------
  NEW ZEALAND
  Fletcher Forestry . . . . . . . . . . . . . . . . . .   25,000       35,254      0.1%
                                                                 ------------

  NORWAY
  Aker A/S -"B" . . . . . . . . . . . . . . . . . . . .    1,300       15,511
  Norsk Hydro As . . . . . . . . . . . . . . . . . . . .     100        4,074
                                                                 ------------
                                                                       19,585      0.0%
                                                                 ------------
  SINGAPORE
  Genting . . . . . . . . . . . . . . . . . . . . . . .   22,500      196,207
  Jardine Matheson Holdings . . . . . . . . . . . . . .    2,000       12,100
  Overseas Chinese Banking Corp . . . . . . . . . . . .        1           12
  Sime Darby Berhad . . . . . . . . . . . . . . . . . .    8,000       20,532
  Singapore Press Holdings . . . . . . . . . . . . . . .     400        3,602
  United Overseas Bank . . . . . . . . . . . . . . . . .     300        2,701
                                                                 ------------
                                                                      235,154      0.4%
                                                                 ------------
  SPAIN
  Acerinox Sa . . . . . . . . . . . . . . . . . . . . .      330       33,066
  Alba Finance Corp * . . . . . . . . . . . . . . . . .      600       33,832
  Argentaria Sa . . . . . . . . . . . . . . . . . . . .    4,000      156,586
  Autopistas Concesionaria . . . . . . . . . . . . . . .   6,500       71,458
  Banco Bilbao Vizcaya . . . . . . . . . . . . . . . . .   7,400      244,055
  Banco Central Hispano . . . . . . . . . . . . . . . .    5,200      106,527
  Banco de Santander . . . . . . . . . . . . . . . . . .   5,100      237,921
  Banco Espanol de Credito *. . . . . . . . . . . . . .    3,100       20,850
  Corporacion Mapfre . . . . . . . . . . . . . . . . . .     800       45,045
  Dragados Y Construcciones . . . . . . . . . . . . . .    1,900       24,741

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  SPAIN - (CONTINUED)

  Ebro Agricolas . . . . . . . . . . . . . . . . . . . .   1,500 $     15,943
  Empresa Nacional De Celulosa *. . . . . . . . . . . .      600       10,247
  Empresa Nacional De Electricidad . . . . . . . . . . .   8,300      445,791
  Fabrica Autom . . . . . . . . . . . . . . . . . . . .      700       10,166
  Fomento Construction Y Contract . . . . . . . . . . .      500       37,970
  Gas Natural Sa . . . . . . . . . . . . . . . . . . . .   1,200      170,378
  Iberdrola I Sa . . . . . . . . . . . . . . . . . . . .  29,300      247,227
  Inmobil Metro Vasco- Central . . . . . . . . . . . . .     700       22,944
  Portland Valderrivas Sa . . . . . . . . . . . . . . .      200       12,527
  Prosegur Compania Securidad . . . . . . . . . . . . .      400        9,703
  Repsol Sa . . . . . . . . . . . . . . . . . . . . . .    9,600      302,592
  Sociedad Espanola de Carburos . . . . . . . . . . . .      400       17,233
  Tabacalera Sa . . . . . . . . . . . . . . . . . . . .    1,200       45,077
  Telefonica De Espana Sa . . . . . . . . . . . . . . .   30,000      413,776
  Union Electrica Fenosa Sa . . . . . . . . . . . . . .    9,300       50,403
  Uralita Sa *. . . . . . . . . . . . . . . . . . . . .    1,700       17,241
  Vallehermoso Sa . . . . . . . . . . . . . . . . . . .    1,400       24,762
  Zardoya Otis . . . . . . . . . . . . . . . . . . . . .     300       31,155
                                                                 ------------
                                                                    2,859,216      5.6%
                                                                 ------------

  SWEDEN
  Aga Ab A Free . . . . . . . . . . . . . . . . . . . .      200        2,807
  Aga Ab B Free . . . . . . . . . . . . . . . . . . . .      200        2,776
  Asea A Free . . . . . . . . . . . . . . . . . . . . .      100        9,702
  Assa Abloy Ab B Free *. . . . . . . . . . . . . . . .    1,200        9,245
  Astra Ab A Free  . . . . . . . . . . . . . . . . . . .     900       33,570
  Astra Ab B Free  . . . . . . . . . . . . . . . . . . .     200        7,353
  Atlas Copco Ab A Free . . . . . . . . . . . . . . . .      200        3,021
  Atlas Copco Ab B Free . . . . . . . . . . . . . . . .    2,200       32,723
  Electrolux . . . . . . . . . . . . . . . . . . . . . .     100        4,294
  Ericsson Ab B Free . . . . . . . . . . . . . . . . . .   1,600       37,711
  Frigoscandia Ab A Shares . . . . . . . . . . . . . . .     100          549
  Frigoscandia Ab B Shares . . . . . . . . . . . . . . .     100          549
  Hennes & Mauritz . . . . . . . . . . . . . . . . . . .     100        6,217
  Skandia Forsakrings Ab . . . . . . . . . . . . . . . .     200        5,309
  Skandinaviska Enskilda Banken . . . . . . . . . . . .      900        7,002
  Skanska Ab Series B . . . . . . . . . . . . . . . . .      200        6,865
  Stora Kopparbergs Bergs-A. . . . . . . . . . . . . . .     500        6,293
  Svenska Cellulosa Ab . . . . . . . . . . . . . . . . .     300        5,080
  Svenska Handelsbanken Series A . . . . . . . . . . . .     400        8,085
  Trelleborg Ab Series B . . . . . . . . . . . . . . . .     200        2,258
  Volvo Ab  A Free . . . . . . . . . . . . . . . . . . .  12,900      269,609
  Volvo Ab  B Free . . . . . . . . . . . . . . . . . . .     500       10,374
                                                                 ------------
                                                                      471,392      0.9%
                                                                 ------------

  SWITZERLAND
  Holderbank Financiere Glaris . . . . . . . . . . . . .     323          316
  Zurich Versicherung . . . . . . . . . . . . . . . . .      505      155,081
                                                                 ------------
                                                                      155,397      0.3%
                                                                 ------------

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  UNITED KINGDOM
  Abbey National . . . . . . . . . . . . . . . . . . . .   3,935 $     38,544
  Anglian Water Plc . . . . . . . . . . . . . . . . . .    1,248       11,212
  Associated British Foods . . . . . . . . . . . . . . .   1,586       17,137
  Barclay's Plc . . . . . . . . . . . . . . . . . . . .    3,197       38,459
  Bet Public Limited Co. . . . . . . . . . . . . . . . .   8,830       17,028
  Boc Group . . . . . . . . . . . . . . . . . . . . . .    2,503       33,692
  British Aerospace Plc. . . . . . . . . . . . . . . . .   1,177       14,826
  British Airways Plc . . . . . . . . . . . . . . . . .    1,566       11,049
  British Gas Corp . . . . . . . . . . . . . . . . . . .   8,437       31,766
  British Land Company Plc - Rights *. . . . . . . . . .   1,678           26
  British Land Company Plc . . . . . . . . . . . . . . .   1,678        9,682
  British Petroleum Co Plc . . . . . . . . . . . . . . .   9,135       70,465
  British Steel . . . . . . . . . . . . . . . . . . . .   11,387       29,279
  British Telecommunications Plc . . . . . . . . . . . .  10,014       57,704
  BTR Limited . . . . . . . . . . . . . . . . . . . . .    6,464       33,043
  Bunzl Plc. . . . . . . . . . . . . . . . . . . . . . .   6,696       18,242
  Burmah Castrol Plc . . . . . . . . . . . . . . . . . .   1,026       15,200
  B.A.T. Industries. . . . . . . . . . . . . . . . . . .   3,581       30,144
  Cable & Wireless. . . . . . . . . . . . . . . . . . .    2,584       17,876
  Cadbury Schweppes Plc . . . . . . . . . . . . . . . .    2,800       23,870
  Carlton Communications . . . . . . . . . . . . . . . .   1,526       22,842
  Dawson International Plc . . . . . . . . . . . . . . .  12,169       20,860
  Dixons Group Plc. . . . . . . . . . . . . . . . . . .    4,832       30,358
  East Midlands Electricity Plc . . . . . . . . . . . .    1,446       19,785
  Fisons Plc . . . . . . . . . . . . . . . . . . . . . .   3,432       13,815
  General Electric Plc . . . . . . . . . . . . . . . . .   3,758       18,233
  GKN Plc . . . . . . . . . . . . . . . . . . . . . . .    1,168       14,395
  Glaxo Holdings Plc . . . . . . . . . . . . . . . . . .   5,950       79,226
  Great Universal Stores . . . . . . . . . . . . . . . .   2,099       19,821
  GT Portland Estates. . . . . . . . . . . . . . . . . .   4,927       12,744
  Guinness Plc . . . . . . . . . . . . . . . . . . . . .   4,256       30,029
  Hambros Plc . . . . . . . . . . . . . . . . . . . . .    4,010       12,459
  Hammerson Property Investment & Development . . . . .    2,862       15,024
  Hanson Trust Plc . . . . . . . . . . . . . . . . . . .   8,159       24,350
  Imperial Chemical Industries . . . . . . . . . . . . .   2,323       26,843
  Ladbroke Group. . . . . . . . . . . . . . . . . . . .    9,621       21,204
  Land Securities Plc. . . . . . . . . . . . . . . . . .   2,314       21,037
  Lloyds Abbey Life Group . . . . . . . . . . . . . . .    1,934       13,586
  Lloyds Bank Plc . . . . . . . . . . . . . . . . . . .    2,338       31,060
  London International Group Plc . . . . . . . . . . . .  11,527       23,111
  Marks & Spencer Plc . . . . . . . . . . . . . . . . .    2,694       18,348
  MEPC . . . . . . . . . . . . . . . . . . . . . . . . .   3,033       18,011
  MFI Furniture Plc . . . . . . . . . . . . . . . . . .    9,059       21,768
  National Power Plc. . . . . . . . . . . . . . . . . .    1,719       12,129
  Northumbrian Water Group Plc . . . . . . . . . . . . .   1,120       20,004
  Prudential Corp . . . . . . . . . . . . . . . . . . .    4,290       28,233
  Reed International Ltd . . . . . . . . . . . . . . . .   1,141       18,109

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  UNITED KINGDOM - (CONTINUED)

  Reuters Holdings Plc . . . . . . . . . . . . . . . . .   1,695 $     15,838
  Sainsbury Plc. . . . . . . . . . . . . . . . . . . . .   4,098       24,053
  Sears Plc . . . . . . . . . . . . . . . . . . . . . .    8,351       12,781
  Securicor Group-A . . . . . . . . . . . . . . . . . .    1,018       14,490
  Sedgwick Group Plc . . . . . . . . . . . . . . . . . .   6,428       11,707
  Smithkline Beecham Plc . . . . . . . . . . . . . . . .   3,136       33,166
  Smiths Industries . . . . . . . . . . . . . . . . . .    1,769       16,461
  South Wales Electricity Plc . . . . . . . . . . . . .      864       14,480
  South West Water Plc . . . . . . . . . . . . . . . . .   2,370       17,955
  Tarmac Plc . . . . . . . . . . . . . . . . . . . . . .  14,659       21,650
  Thorn Emi Plc . . . . . . . . . . . . . . . . . . . .    1,734       41,215
  Unigate Plc . . . . . . . . . . . . . . . . . . . . .    1,698       10,850
  Unilever Limited . . . . . . . . . . . . . . . . . . .     504        9,750
                                                                 ------------
                                                                    1,371,024      2.7%
                                                                 ------------

  UNITED STATES
  Abbott Laboratories . . . . . . . . . . . . . . . . .    7,400      300,625
  Allstate Corp. . . . . . . . . . . . . . . . . . . . .   2,873      117,793
  American International Group . . . . . . . . . . . . .   1,400      125,650
  Ameritech Corp . . . . . . . . . . . . . . . . . . . .   4,800      264,000
  Amgen Inc . . . . . . . . . . . . . . . . . . . . . .    2,700      133,988
  Applied Materials Inc . . . . . . . . . . . . . . . .    4,000      194,500
  Asarco Inc (a). . . . . . . . . . . . . . . . . . . .   14,700      520,013
  AT & T Corp . . . . . . . . . . . . . . . . . . . . .    4,800      316,800
  Atlantic Richfield . . . . . . . . . . . . . . . . . .   1,400      151,725
  Autodesk Inc . . . . . . . . . . . . . . . . . . . . .   2,400       84,600
  Bankamerica Corp . . . . . . . . . . . . . . . . . . .   3,100      197,238
  Bankers Trust . . . . . . . . . . . . . . . . . . . .    4,300      278,963
  Bell Atlantic Corp . . . . . . . . . . . . . . . . . .   3,800      239,400
  Boise Cascade Corp. . . . . . . . . . . . . . . . . .    4,900      182,525
  Cabletron Systems . . . . . . . . . . . . . . . . . .    2,900      240,700
  Ceridian Corp (a). . . . . . . . . . . . . . . . . . .   3,000      126,000
  Chrysler Corp . . . . . . . . . . . . . . . . . . . .      200       10,375
  Cisco Systems Inc (a) *. . . . . . . . . . . . . . . .   4,700      395,388
  Citicorp . . . . . . . . . . . . . . . . . . . . . . .   1,400       99,050
  Coca-Cola Co . . . . . . . . . . . . . . . . . . . . .   4,700      356,025
  Dow Chemical Co . . . . . . . . . . . . . . . . . . .    1,100       77,963
  DSC Communications *. . . . . . . . . . . . . . . . .    2,000       79,250
  Eastman Chemical Co . . . . . . . . . . . . . . . . .      725       47,578
  Eastman Kodak Co . . . . . . . . . . . . . . . . . . .   2,900      197,200
  EI Dupont De Nemours & Co Inc . . . . . . . . . . . .    4,400      292,600
  Engelhard Corp. . . . . . . . . . . . . . . . . . . .    9,400      219,725
  Enron Oil & Gas. . . . . . . . . . . . . . . . . . . .     900       18,900
  Entergy Corp . . . . . . . . . . . . . . . . . . . . .  28,200      786,075
  Exxon Corp . . . . . . . . . . . . . . . . . . . . . .   5,000      386,875
  Federal National Mortgage Association . . . . . . . .    2,400      262,800
  First Chicago Corp . . . . . . . . . . . . . . . . . .   3,700      257,150
  Fluor Corp . . . . . . . . . . . . . . . . . . . . . .   3,100      201,500

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  UNITED STATES - (CONTINUED)

  FMC Corp . . . . . . . . . . . . . . . . . . . . . . .   3,100 $    229,013
  Ford Motor . . . . . . . . . . . . . . . . . . . . . .   8,800      248,600
  General Electric . . . . . . . . . . . . . . . . . . .   5,000      336,250
  General Motors . . . . . . . . . . . . . . . . . . . .   6,300      305,550
  GTE Corp . . . . . . . . . . . . . . . . . . . . . . .   8,400      358,050
  Heinz, H J Co . . . . . . . . . . . . . . . . . . . .    9,600      306,000
  HF Ahmanson & Co . . . . . . . . . . . . . . . . . . .   7,500      200,625
  Home Depot . . . . . . . . . . . . . . . . . . . . . .  17,600      781,000
  H&R Block Inc. . . . . . . . . . . . . . . . . . . . .  10,700      476,150
  Intel Corp . . . . . . . . . . . . . . . . . . . . . .   3,000      182,625
  International Business Machines . . . . . . . . . . .    2,200      212,575
  Lowes Co's, Inc. . . . . . . . . . . . . . . . . . . .  10,700      337,050
  MBNA Corp . . . . . . . . . . . . . . . . . . . . . .   11,500      464,313
  McDonalds Corp . . . . . . . . . . . . . . . . . . . .   2,200       98,175
  Micron Technology . . . . . . . . . . . . . . . . . .    1,900      104,025
  Minnesota Mining & Manufacturing . . . . . . . . . . .   3,800      248,900
  Mobil Corp . . . . . . . . . . . . . . . . . . . . . .   3,500      365,313
  Niagara Mohawk Corp . . . . . . . . . . . . . . . . .   16,800      165,900
  Novacare Inc . . . . . . . . . . . . . . . . . . . . .   6,100       35,838
  Oracle Corporation *. . . . . . . . . . . . . . . . .    4,500      204,188
  Pacific Gas & Electric . . . . . . . . . . . . . . . .   3,800      104,500
  Pacific Telesis Group . . . . . . . . . . . . . . . .    3,700      111,000
  Pfizer Inc . . . . . . . . . . . . . . . . . . . . . .   5,600      324,800
  Philip Morris Companies Inc . . . . . . . . . . . . .    2,400      210,600
  Procter & Gamble Co . . . . . . . . . . . . . . . . .    3,700      319,588
  Salomon Inc. . . . . . . . . . . . . . . . . . . . . .   7,200      261,900
  SBC Communications . . . . . . . . . . . . . . . . . .   2,600      140,400
  Schlumberger Ltd . . . . . . . . . . . . . . . . . . .   2,100      133,350
  Scientific Atlanta Inc . . . . . . . . . . . . . . . .  14,500      230,188
  Sears Roebuck . . . . . . . . . . . . . . . . . . . .    3,100      122,063
  Shared Medical . . . . . . . . . . . . . . . . . . . .   3,600      156,150
  Silicon Graphics . . . . . . . . . . . . . . . . . . .   3,800      138,700
  Tellabs Inc . . . . . . . . . . . . . . . . . . . . .    2,700      105,975
  Texaco Inc . . . . . . . . . . . . . . . . . . . . . .   2,300      170,200
  Texas Instruments . . . . . . . . . . . . . . . . . .    3,300      190,988
  Tribune Co . . . . . . . . . . . . . . . . . . . . . .   4,800      309,600
  Trinova Corp . . . . . . . . . . . . . . . . . . . . .   3,700      113,775
  Tyco Lab . . . . . . . . . . . . . . . . . . . . . . .   5,600      175,700
  U S F & G Corp . . . . . . . . . . . . . . . . . . . .   6,200      106,950
  United Healthcare Corp. . . . . . . . . . . . . . . .    2,300      144,613
  Unum Corp . . . . . . . . . . . . . . . . . . . . . .    1,300       70,363
  UST Inc . . . . . . . . . . . . . . . . . . . . . . .    3,400      110,925
  Viacom Inc Class B *. . . . . . . . . . . . . . . . .    4,100      197,825
  Walt Disney Co . . . . . . . . . . . . . . . . . . . .   1,700      102,213
  Williams Companies Inc . . . . . . . . . . . . . . . .   5,200      218,400
                                                                 ------------
                                                                   17,093,880     33.2%
                                                                 ------------    -----
  TOTAL  COMMON STOCK   (Cost $35,677,341)                         38,498,170     74.8%
                                                                 ------------    -----

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

                                                           FACE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  SHORT-TERM INVESTMENTS

  COMMERCIAL PAPER
  Bank of Ireland . . . . . . . . . . . 5.82% 12/01/95 $1,412,600 $ 1,412,600      2.8%
                                                                  -----------

  U.S GOVERNMENT OBLIGATION
  US Treasury Bill (b) . . . . . . . .  5.19% 12/21/95  1,400,000   1,395,964      2.7%
                                                                  -----------

  REPURCHASE  AGREEMENTS

  Salomon  Brothers  Repurchase  Agreement 5.4%,  dated
  11/30/95, to be repurchased at $2,582,926 on 12/1/95,
  collateralized  by U.S.  Treasury  Notes  with  rates
  ranging  from  6.5%  to  7.875%  and  maturity  dates
  ranging from  4/30/97 to 11/15/04,  with an aggregate
  market value of $2,647,906.                           2,582,539   2,582,539

  Cantor Fitzgerald  Repurchase  Agreement 5.17%, dated
  11/30/95, to be repurchased at $2,582,909 on 12/1/95,
  collateralized  by  U.S.  Treasury  Obligations  with
  rates ranging from 5.21% to 7.875% and maturity dates
  ranging from 05/09/96 to 05/31/00,  with an aggregate
  market value of $2,638,960.                           2,582,539   2,582,539
                                                                  -----------
                                                                    5,165,078     10.0%
                                                                  -----------    -----
  TOTAL  SHORT-TERM INVESTMENTS (Cost $7,973,642 )                  7,973,642     15.5%
                                                                  -----------    -----

  TOTAL INVESTMENTS  (Cost $43,650,983)                            46,471,812     90.3%

  Excess of Other Assets over Liabilities                           5,009,795      9.7%
                                                                  -----------    -----

  NET ASSETS                                                      $51,481,607    100.0%
                                                                  ===========    =====
  NOTES TO THE SCHEDULE OF INVESTMENTS:

  ADR  American Depository Receipt

  (a)  All or a portion of this security is on loan.

  (b)  This security is held as collateral for open futures contracts.

  *    Non-income producing security.

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) - CONTINUED

At November 30, 1995, industry sector diversification of the PanAgora Global Fund's investments as a percentage of net assets was as follows:

                                             PERCENTAGE OF
INDUSTRY SECTOR                                NET ASSETS

Banking                                           8.4%
Communication                                     7.4
Electronics                                       6.3
Oil and Gas                                       5.9
Financial Services                                4.6
Manufacturing                                     3.7
Construction and Building                         3.7
Food and Beverage                                 3.4
Automotive                                        3.2
Utilities                                         3.2
Consumer Goods                                    3.2
Health Care                                       2.7
Metals and Mining                                 2.5
Insurance                                         2.4
Chemicals                                         2.3
Consumer Services                                 2.2
Retail Stores                                     2.0
Energy                                            1.6
Computer Equipment                                1.0
Machinery                                         0.8
Equipment                                         0.8
Real Estate                                       0.7
Transportation                                    0.5
Paper and Allied Products                         0.5
Tobacco                                           0.4
Engineering                                       0.4
Diversified                                       0.3
Wholesale Trade                                   0.3
Railroads                                         0.2
Nondurable Goods                                  0.2
Short-Term Investments                           15.5
                                                -----
TOTAL INVESTMENTS                                90.3

Net other assets                                  9.7

NET ASSETS                                      100.0%
                                                =====


               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
SCHEDULE OF OPEN FUTURE CONTRACTS
NOVEMBER 30, 1995 (UNAUDITED)

                                                                                             Net Unrealized
Number of                                                                                     Appreciation
Contracts                        Type                       Expiration Date  Contract Value  (Depreciation)
BUYS:

      39  U.S. 10 Year Treasury Future                         March 1996  $   4,421,625     $       32,906

       1  Australian 10 Year Bond Index Future               December 1995        93,219              4,104

      18  Australian All Ordinary Index Future               December 1995       724,335              8,249

       1  Financial Times Stock Exchange Index Future        December 1995       140,347              5,641

       9  United Kingdom Gilt Future                         December 1995       758,245             23,611

       3  Germany Bond Future                                December 1995       512,027             19,478

       1  Canadian 10 Year Bond Future                       December 1995        82,195              4,921

      30  TSE Index Future                                   December 1995     2,720,948             89,797

       9  CAC 40 Index Future                                December 1995       661,110              5,367

       2  French 10 Year Bond Future                         December 1995       239,205              6,026

       1  Nikkei 300 Index Future                            December 1995        27,335              1,532

       2  Japan 10 Year Bond Future                          December 1995     2,416,114             99,765

      11  Topix Index Future                                 December 1995     1,605,011             60,284

       1  Italian 10 Year Bond Future                        December 1995       131,300              3,269

       1  MIB Index Future                                   December 1995        83,073              1,177
                                                                                             --------------
                                                                                             $      366,127
                                                                                             ==============

SELLS:

     361  IBX 35 Index Future                                December 1995 $   1,034,922     $        5,664

       8  Standard & Poor's 500 Index Future                 December 1995     2,429,000           (113,550)
                                                                                             --------------
                                                                                             $     (107,886)
                                                                                             ==============

               See accompanying notes to the financial statements.

PANAGORA GLOBAL FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
NOVEMBER 30, 1995 (UNAUDITED)

                                                                                 Net Unrealized
Settlement                                      Units of      In Exchange for     Appreciation
  Date              Deliver/Receive             Currency     (in U.S. Dollars)   (Depreciation)
CONTRACTS TO BUY CURRENCY:

12/14/95           Australian Dollar             1,165,000  $      891,319     $      (26,919)

12/14/95            Canadian Dollar              3,678,000       2,755,562            (47,819)

12/14/95             Deutsche Mark               2,298,600       1,571,771             18,190

12/14/95            Spanish Peseta             202,300,000       1,619,436             19,534

12/14/95             French Franc                8,295,000       1,674,844            (12,970)

12/14/95             British Pound                 924,000       1,458,857            (45,094)

12/14/95             Italian Lira              372,000,000         227,203              4,849

12/14/95             Japanese Yen              492,065,000       5,015,530           (169,910)

01/19/96             Deutsche Mark               2,153,597       1,529,000            (36,484)

01/19/96             British Pound               1,772,276       2,796,652            (86,883)

01/19/96             Japanese Yen              209,401,848       2,113,036            (39,157)
                                                                               --------------
                                                                               $     (422,663)
                                                                               ==============


CONTRACTS TO SELL CURRENCY:

12/14/95             Deutsche Mark               1,155,000         818,917             19,993

12/14/95            Spanish Peseta             331,475,000       2,600,263            (85,242)

12/14/95             French Franc                3,986,500         785,070            (13,611)

12/14/95             British Pound                 194,000         301,301              4,472

12/14/95             Japanese Yen               79,990,000         815,201             27,498

01/19/96             British Pound                 796,651       1,256,000             37,939

01/19/96             Deutsche Mark               6,246,113       4,400,412             71,641
                                                                               --------------
                                                                               $       62,690
                                                                               ==============

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED)

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  COMMON STOCK (Unless otherwise noted)

  ARGENTINA
  Astra Cia Argentina Depetro . . . . . . . . . . . . .    1,000 $      1,701
  Banco Frances del Rio Plata . . . . . . . . . . . . .      400        3,482
  Banco Galicia y Buenos Aires . . . . . . . . . . . . .   3,947       19,547
  Cia Interamericana de Auto . . . . . . . . . . . . . .     798        3,433
  Cia Naviera Perez Companc B . . . . . . . . . . . . .   10,664       51,744
  Molinos Rio de La Plata . . . . . . . . . . . . . . .      145        1,124
  Siderca Sa . . . . . . . . . . . . . . . . . . . . . .   9,000        7,581
  Telefonica de Argentina B . . . . . . . . . . . . . .   37,600       93,666
  YPF Sociedade Anonima . . . . . . . . . . . . . . . .    5,000       97,294
                                                                 ------------
                                                                      279,572      1.5%
                                                                 ------------

  AUSTRIA
  Austrian Airline . . . . . . . . . . . . . . . . . . .     100       16,305
  Bank Austria Ag . . . . . . . . . . . . . . . . . . .    1,260       97,957
  Bank Austria Ag-Participating Certificate . . . . . .      200        7,548
  Bank Austria Ag-Vorzug . . . . . . . . . . . . . . . .     200        9,199
  Constantia Iso Holding Ag *. . . . . . . . . . . . . .     133        5,359
  Constantia Verpack . . . . . . . . . . . . . . . . . .      67        3,984
  Creditanstalt-Bankverein - Preferred . . . . . . . . .     400       20,050
  Creditanstalt-Bankverein . . . . . . . . . . . . . . .     721       38,195
  Ea-Generali Ag . . . . . . . . . . . . . . . . . . . .     200       55,040
  Lenzing Ag . . . . . . . . . . . . . . . . . . . . . .     100        7,175
  Oemv Ag . . . . . . . . . . . . . . . . . . . . . . .      750       61,698
  Oesterreichische Brau-Beteiligungs Ag . . . . . . . .      200        8,905
  Oesterreichische Elektrizitaetswirschafts Ag . . . . .     840       47,884
  Radex-Heraklith Industrial Ag . . . . . . . . . . . .      200        5,602
  Universale Bau Ag *. . . . . . . . . . . . . . . . . .     100        4,767
  Veitscher *. . . . . . . . . . . . . . . . . . . . . .     300        6,221
  Wienerberger Baustoffindustrie Ag . . . . . . . . . .      200       41,476
                                                                 ------------
                                                                      437,365      2.3%
                                                                 ------------

  BELGIUM
  Bekaert Sa . . . . . . . . . . . . . . . . . . . . . .      13        9,988
  Cimenteries CBR Cementbed - Preferred . . . . . . . .        4        1,574
  Cimenteries CBR Cementbed . . . . . . . . . . . . . .       22        8,618
  Delhaize Le Ps . . . . . . . . . . . . . . . . . . . .     299       12,487
  Electrabel- Preferred . . . . . . . . . . . . . . . .       58       13,242
  Electrabel . . . . . . . . . . . . . . . . . . . . . .     265       60,324
  Fortis Ag . . . . . . . . . . . . . . . . . . . . . .      215       24,941
  Generale de Banque Sa . . . . . . . . . . . . . . . .       88       29,590
  Gervaert Photo-Producten . . . . . . . . . . . . . . .     151        8,860
  Glaverbel . . . . . . . . . . . . . . . . . . . . . .       40        4,398
  Groupe Bruxelles Lambert Sa . . . . . . . . . . . . .      139       17,831
  Kredietbank Ordinary Shares . . . . . . . . . . . . .       10        2,589
  Kredietbank . . . . . . . . . . . . . . . . . . . . .       77       19,677
  Petrofina Sa . . . . . . . . . . . . . . . . . . . . .     139       41,177
  Reunies Electrobel & Tractebel - Preferred *. . . . .       13        4,896

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  BELGIUM - (CONTINUED)

  Reunies Electrobel & Tractebel *. . . . . . . . .           68 $     25,609
  Royale Belge - Preferred . . . . . . . . . . . .            96       17,689
  Solvay & Cie Sa . . . . . . . . . . . . . . . .             50       25,429
  Union Miniere Sa * . . . . . . . . . . . . . . .           149        9,219
                                                                 ------------
                                                                      338,138      1.8%
                                                                 ------------

  BRAZIL
  Aracruz Celulose - Preferred . . . . . . . . . .         7,000       12,608
  Banco Bradesco - Preferred . . . . . . . . . . .     4,100,000       35,438
  Cia Energetica de Minas Gerais - Preferred . . .     1,595,000       35,333
  Cia Souza Cruz Industry e Commerce . . . . . . .         3,000       17,856
  Electrobras - Preferred *. . . . . . . . . . . .       200,000       56,312
  Patroleo Brasile . . . . . . . . . . . . . . . .       200,000       16,976
  Telebras Brc - Preferred . . . . . . . . . . . .     1,000,000       49,273
  Usiminas . . . . . . . . . . . . . . . . . . . .    11,000,000        9,792
  Vale do Rio Doce - Preferred . . . . . . . . . .       200,000       32,503
  White Martin Sa . . . . . . . . . . . . . . . .     13,000,000       12,649
                                                                 ------------
                                                                      278,740      1.5%
                                                                 ------------

  CHILE
  Chilgener S.A. - ADR . . . . . . . . . . . . . . . . .     270        6,345
  Compania De Telecomunicaciones - ADR . . . . . . . . .     340       24,523
  Empresa Nacional de Electricity - ADR . . . . . . . .    3,200       64,000
  Enersis S.A. - ADR . . . . . . . . . . . . . . . . . .   2,790       71,494
  Maderas Y Sinteticos Sociedad - ADR *. . . . . . . . .     500        8,313
                                                                 ------------
                                                                      174,675      1.0%
                                                                 ------------

  DENMARK
  Aarhus Oliefabrik  A Shares . . . . . . . . . . . . .       16          913
  Aarhus Oliefabrik  B Shares . . . . . . . . . . . . .        4          221
  Carlsberg  A Shares . . . . . . . . . . . . . . . . .      184        9,715
  Carlsberg  B Shares . . . . . . . . . . . . . . . . .      149        7,867
  CN Investeringsselskab. . . . . . . . . . . . . . . .       39        3,144
  Den Danske Bank . . . . . . . . . . . . . . . . . . .      276       18,659
  Den Danske Luftfartselskab . . . . . . . . . . . . . .      32        2,540
  D/S 1912 B Shares . . . . . . . . . . . . . . . . . .      100       19,175
  East Asiatic Co *. . . . . . . . . . . . . . . . . . .     111        2,257
  FLS Industries As B Shares . . . . . . . . . . . . . .      48        4,144
  Great Nordic Ltd . . . . . . . . . . . . . . . . . . .      31        2,311
  International Service System B Shares . . . . . . . .      151        3,232
  Korn-Og Foderstofkomp . . . . . . . . . . . . . . . .       60        2,676
  Lauritzen Holdings - B Shares *. . . . . . . . . . . .      14        1,873
  Nordiske Kabel Traadfabri . . . . . . . . . . . . . .       39        2,157
  Novo-Nordisk As . . . . . . . . . . . . . . . . . . .      196       24,648
  Royal Copenhagen As . . . . . . . . . . . . . . . . .       15        1,338
  Sophus Berendsen - A Shares . . . . . . . . . . . . .       31        3,312
  Sophus Berendsen - B Shares . . . . . . . . . . . . .       93       10,036
  Superfos As . . . . . . . . . . . . . . . . . . . . .       32        2,797
  Teledanmark - B Shares . . . . . . . . . . . . . . . .     684       37,212
  Unidanmark As . . . . . . . . . . . . . . . . . . . .      242       11,828
                                                                 ------------
                                                                      172,055      0.9%
                                                                 ------------

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  FRANCE
  Accor . . . . . . . . . . . . . . . . . . . . . . . .      100 $     12,143
  Air Liquide French . . . . . . . . . . . . . . . . . .     300       48,270
  Alcatel Alsthom . . . . . . . . . . . . . . . . . . .      622       51,822
  Axa Company . . . . . . . . . . . . . . . . . . . . .    1,000       59,831
  Banque National de Paris . . . . . . . . . . . . . . .     800       35,426
  Bouygues . . . . . . . . . . . . . . . . . . . . . . .     100       10,980
  Carnaud Metalbox . . . . . . . . . . . . . . . . . . .     300       13,189
  Carrefour Supermarche . . . . . . . . . . . . . . . .      130       71,737
  Cie Generale Des Eaux . . . . . . . . . . . . . . . .    1,224      119,096
  Compagnie Bancaire . . . . . . . . . . . . . . . . . .     110       11,968
  Compagnie de Saint Goban . . . . . . . . . . . . . . .     295       34,047
  Compagnie Financiere Paribas . . . . . . . . . . . . .     500       27,762
  Compagnie Financierede . . . . . . . . . . . . . . . .     600       22,494
  Docks De France . . . . . . . . . . . . . . . . . . .      100       14,307
  Eridania Beghin Say . . . . . . . . . . . . . . . . .      100       16,310
  Euro Disneyland Sca - Warrants *. . . . . . . . . . .      600          183
  Euro Disneyland Sca . . . . . . . . . . . . . . . . .      100          262
  Groupe Danone . . . . . . . . . . . . . . . . . . . .      300       46,827
  Havas Sa . . . . . . . . . . . . . . . . . . . . . . .     200       14,671
  Imetal . . . . . . . . . . . . . . . . . . . . . . . .     100       11,622
  Lafarge Coppee . . . . . . . . . . . . . . . . . . . .     330       20,961
  L'Oreal . . . . . . . . . . . . . . . . . . . . . . .      300       74,298
  Lvmh Co . . . . . . . . . . . . . . . . . . . . . . .      420       79,780
  Lyonnaise Des Eaux-Dumez . . . . . . . . . . . . . . .     200       19,156
  Michelin B French Registered . . . . . . . . . . . . .     400       16,254
  Pernod-Ricard . . . . . . . . . . . . . . . . . . . .      200       11,862
  Peugeot Sa *. . . . . . . . . . . . . . . . . . . . .      200       25,848
  Pinault Printemps Redoute Sa *. . . . . . . . . . . .      100       18,835
  Promodes . . . . . . . . . . . . . . . . . . . . . . .     100       22,101
  Rhone-Polenc Sa Class A . . . . . . . . . . . . . . .    1,300       27,820
  Schneider Sa . . . . . . . . . . . . . . . . . . . . .     600       22,073
  Societe Generale . . . . . . . . . . . . . . . . . . .     300       35,045
  Societe National Elf-Aquitaine . . . . . . . . . . . .   1,120       78,456
  STE Guilbert Sa . . . . . . . . . . . . . . . . . . .      114       12,975
  Thomson CSF *. . . . . . . . . . . . . . . . . . . . .     500       10,970
  Total Sa . . . . . . . . . . . . . . . . . . . . . . .     900       55,363
                                                                 ------------
                                                                    1,154,744      6.1%
                                                                 ------------

  GERMANY
  Allianz Ag Holdings . . . . . . . . . . . . . . . . .      100      193,053
  Basf Ag . . . . . . . . . . . . . . . . . . . . . . .      400       87,645
  Bayer Ag . . . . . . . . . . . . . . . . . . . . . . .     500      130,050
  Bayerische Hypothekenbank . . . . . . . . . . . . . .    2,000       49,490
  Bayerische Vereinsbank . . . . . . . . . . . . . . . .   2,000       57,716
  Beiersdorf . . . . . . . . . . . . . . . . . . . . . .      25       17,453
  Continental Ag . . . . . . . . . . . . . . . . . . . .   1,000       14,654
  Daimler-Benz Ag . . . . . . . . . . . . . . . . . . .      400      196,717
  Degussa Ag . . . . . . . . . . . . . . . . . . . . . .     100       31,865

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  GERMANY - (CONTINUED)

  Deutsche Bank Ag . . . . . . . . . . . . . . . . . . .   3,000 $    140,695
  Dresdner Bank Ag. . . . . . . . . . . . . . . . . . .    3,000       80,353
  Karstadt Ag . . . . . . . . . . . . . . . . . . . . .       20        7,894
  Kaufhof Ag . . . . . . . . . . . . . . . . . . . . . .     100       30,275
  Lufthansa *. . . . . . . . . . . . . . . . . . . . . .     300       39,813
  Man Ag . . . . . . . . . . . . . . . . . . . . . . . .     120       33,883
  Mannesmann Ag . . . . . . . . . . . . . . . . . . . .      300       96,568
  Muenchener Rueckversicherungs - Rights *. . . . . . .      100       11,474
  Muenchener Rueckversicherungs . . . . . . . . . . . .      100      184,068
  Preussag Ag . . . . . . . . . . . . . . . . . . . . .      100       28,768
  Rwe Ag - Preferred . . . . . . . . . . . . . . . . . .     100       28,581
  Rwe Ag . . . . . . . . . . . . . . . . . . . . . . . .     300      108,968
  Schering Ag . . . . . . . . . . . . . . . . . . . . .    1,000       67,911
  Siemens Ag . . . . . . . . . . . . . . . . . . . . . .     400      208,882
  Thyssen Ag * . . . . . . . . . . . . . . . . . . . . .     220       40,662
  Veba Ag . . . . . . . . . . . . . . . . . . . . . . .    3,000      122,343
  Viag Ag . . . . . . . . . . . . . . . . . . . . . . .      200       79,730
  Volkswagen Ag . . . . . . . . . . . . . . . . . . . .      200       64,835
                                                                 ------------
                                                                    2,154,346     11.4%
                                                                 ------------

  GREECE
  Commercial Bank Of Greece . . . . . . . . . . . . . .      800       27,674
  Credit Bank of Greece . . . . . . . . . . . . . . . .    1,066       61,273
  Ergo Bank Sa . . . . . . . . . . . . . . . . . . . . .     600       23,278
  Hellas Can Sa . . . . . . . . . . . . . . . . . . . .      100        1,984
  Hellenic Bottling Co . . . . . . . . . . . . . . . . .   1,900       55,504
  Hellenic Sugar *. . . . . . . . . . . . . . . . . . .    1,100       14,495
  Intracom Sa . . . . . . . . . . . . . . . . . . . . .      520       11,191
  Michaniki Sa . . . . . . . . . . . . . . . . . . . . .   1,000       12,442
  Titan Cement Co . . . . . . . . . . . . . . . . . . .      600       22,445
                                                                 ------------
                                                                      230,286      1.2%
                                                                 ------------

  HONG KONG
  Cheung Kong . . . . . . . . . . . . . . . . . . . . .    1,800       10,239
  China Light & Power Co. . . . . . . . . . . . . . . .    1,560        7,341
  Hang Seng Bank . . . . . . . . . . . . . . . . . . . .   1,300       11,345
  Hong Kong Telecom . . . . . . . . . . . . . . . . . .    4,500        7,650
  HSBC Holdings Plc . . . . . . . . . . . . . . . . . .    5,700       84,009
  Hutchison Whampoa . . . . . . . . . . . . . . . . . .    3,800       21,469
  Sun Hung Kai Properties Ltd . . . . . . . . . . . . .    1,280       10,301
                                                                 ------------
                                                                      152,354      0.8%
                                                                 ------------

  INDONESIA
  Bank International Indonesia - Foreign . . . . . . . .   6,500       14,802
  Barito Pacific Timber . . . . . . . . . . . . . . . .    9,500        6,968
  Pt Astra International . . . . . . . . . . . . . . . .   7,000       13,948
  Pt Gudang Garam . . . . . . . . . . . . . . . . . . .    2,500       24,086
  Pt Indah Kiat Pulp & Paper . . . . . . . . . . . . . .  10,230       15,568
  Pt Indocement Tunggal Prakarsa . . . . . . . . . . . .   9,000       30,545
  Pt Indostat-Foreign . . . . . . . . . . . . . . . . .    6,000       20,300
  Unilever . . . . . . . . . . . . . . . . . . . . . . .     500        6,405
                                                                 ------------
                                                                      132,622      0.7%
                                                                 ------------

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  IRELAND
  Allied Irish Banks Plc . . . . . . . . . . . . . . . .     300 $      1,644
  CRH Plc . . . . . . . . . . . . . . . . . . . . . . .      100          701
  Fyffes Plc . . . . . . . . . . . . . . . . . . . . . .     100          165
  Irish Life Plc . . . . . . . . . . . . . . . . . . . .     100          386
  James Crean Plc . . . . . . . . . . . . . . . . . . .    2,500        7,047
  Kerry Group Plc . . . . . . . . . . . . . . . . . . .       55          427
  Smurfit (Jefferson) Group . . . . . . . . . . . . . .      400          988
  Woodchester Investments Plc . . . . . . . . . . . . .   12,300       32,916
                                                                 ------------
                                                                       44,274      0.2%
                                                                 ------------

  ITALY
  Alleanza Assicuraz . . . . . . . . . . . . . . . . . .     253        1,620
  Assicurazione Generali  . . . . . . . . . . . . . . .    7,650      172,974
  Banco Ambrosiano Veneto . . . . . . . . . . . . . . .    6,400       15,763
  Bank Commerciale Italiana . . . . . . . . . . . . . .   20,400       38,718
  Benetton . . . . . . . . . . . . . . . . . . . . . . .   2,300       26,340
  Burgo (Caritere) Spa . . . . . . . . . . . . . . . . .   1,700        8,297
  Credito Italiano . . . . . . . . . . . . . . . . . . .  29,000       29,722
  Edison Spa . . . . . . . . . . . . . . . . . . . . . .   8,200       32,377
  Fiat Spa - Non Convertible . . . . . . . . . . . . . .   9,300       15,378
  Fiat Spa - Private *. . . . . . . . . . . . . . . . .   12,000       20,661
  Fiat Spa . . . . . . . . . . . . . . . . . . . . . . .  31,500       94,964
  Istituto Banc San Paolo Torina . . . . . . . . . . . .   6,600       35,612
  Istituto Mobiliare Italiano . . . . . . . . . . . . .    5,400       30,622
  Istituto Nazionale Delle Assic . . . . . . . . . . . .  37,000       44,373
  Italcementi Fabbriche Riunite Cemento Spa . . . . . .    2,100       11,410
  Italgas . . . . . . . . . . . . . . . . . . . . . . .    8,600       22,121
  Magnetti Marelli Spa . . . . . . . . . . . . . . . . .   5,600        6,894
  Marzotto & Figi Spa . . . . . . . . . . . . . . . . .      700        3,981
  Mediobanca Banca Di Credito . . . . . . . . . . . . .    6,170       39,006
  Montedison Spa *. . . . . . . . . . . . . . . . . . .   69,000       42,517
  Olivetti Spa - Private Placement *. . . . . . . . . .      400          312
  Olivetti Spa - Rights *. . . . . . . . . . . . . . . .  16,700          936
  Olivetti Spa  (a) *. . . . . . . . . . . . . . . . . .  16,300       10,818
  Parmalat Finanziaria Spa *. . . . . . . . . . . . . .   14,700       10,886
  Pirelli Spa . . . . . . . . . . . . . . . . . . . . .   18,600       22,527
  Rinascente Per L'Esercizio Di Grandi Magazzini Spa . .   2,000       11,229
  R.A.S. Spa . . . . . . . . . . . . . . . . . . . . . .   3,500       35,983
  Saffa Spa Class A - Rights *. . . . . . . . . . . . .      700            0
  Sai Sta Assicuratrice Industriale Spa . . . . . . . .    1,600       15,111
  Saipem Spa . . . . . . . . . . . . . . . . . . . . . .   5,200       11,172
  Sip - Non Convertible *. . . . . . . . . . . . . . . .  20,200       22,092
  Sirti Spa . . . . . . . . . . . . . . . . . . . . . .    2,800       16,189
  Smi Societe Mettalurgica - Rights *. . . . . . . . . .     600            0
  Snia Bpd Spa . . . . . . . . . . . . . . . . . . . . .   2,600        2,008
  Telecom Italia Mobile - Drnc . . . . . . . . . . . . .  18,300       17,749
  Telecom Italia Mobile . . . . . . . . . . . . . . . .   60,600       98,239
  Telicom Italia Spa . . . . . . . . . . . . . . . . . .  61,900       83,518
                                                                 ------------
                                                                    1,052,119      5.6%
                                                                 ------------

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  JAPAN
  Alps Electronics Co . . . . . . . . . . . . . . . . .    2,000 $     21,616
  Amada Co Ltd . . . . . . . . . . . . . . . . . . . . .   1,000       10,120
  Asahi Bank Ltd . . . . . . . . . . . . . . . . . . . .   2,000       23,188
  Asahi Chemical Industry Co Ltd . . . . . . . . . . . .     100          747
  Ashikaga Bank . . . . . . . . . . . . . . . . . . . .    1,000        5,817
  Asics Corp . . . . . . . . . . . . . . . . . . . . . .  14,000       37,829
  Bank of Tokyo Ltd  . . . . . . . . . . . . . . . . . .   3,000       48,931
  Chichibu Onoda Cement Corp . . . . . . . . . . . . . .   1,000        5,404
  Chiyoda Fire & Marine Insurance Co . . . . . . . . . .   4,000       22,167
  Chubu Electric Power . . . . . . . . . . . . . . . . .   1,000       23,385
  Citizen Watch Co Ltd . . . . . . . . . . . . . . . . .   1,000        7,350
  Dai Nippon Printing Co Ltd . . . . . . . . . . . . . .   4,200       73,456
  Daido Steel Co . . . . . . . . . . . . . . . . . . . .   1,800        9,055
  Dai-Ichi Kangyo Bank . . . . . . . . . . . . . . . . .   7,790      145,429
  Daikin Industries Ltd . . . . . . . . . . . . . . . .    5,000       45,198
  Daikyo Inc . . . . . . . . . . . . . . . . . . . . . .   3,000       21,518
  Daimaru Inc . . . . . . . . . . . . . . . . . . . . .   11,000       72,415
  Daito Trust Construction . . . . . . . . . . . . . . .   5,000       48,588
  Daiwa House Industry . . . . . . . . . . . . . . . . .   1,600       23,896
  Daiwa Securities . . . . . . . . . . . . . . . . . . .   3,000       41,562
  Fuji Bank . . . . . . . . . . . . . . . . . . . . . .    6,100      127,065
  Fuji Photo Film . . . . . . . . . . . . . . . . . . .    2,800       69,329
  Fujikura Ltd . . . . . . . . . . . . . . . . . . . . .   1,000        6,190
  Fujisawa Pharmaceutical . . . . . . . . . . . . . . .    8,000       73,417
  Fujita Corp. . . . . . . . . . . . . . . . . . . . . .   9,000       40,766
  Fujitsu Ltd . . . . . . . . . . . . . . . . . . . . .    4,200       49,521
  Fukuyama Transporting Co . . . . . . . . . . . . . . .   3,000       26,057
  Furkukawa Electric . . . . . . . . . . . . . . . . . .   2,000        9,452
  Gunze Ltd . . . . . . . . . . . . . . . . . . . . . .    4,000       23,974
  Hanwa Co Ltd . . . . . . . . . . . . . . . . . . . . .   8,000       26,333
  Haseko Corp . . . . . . . . . . . . . . . . . . . . .   12,000       40,796
  Higo Bank . . . . . . . . . . . . . . . . . . . . . .    1,000        7,507
  Hitachi Ltd . . . . . . . . . . . . . . . . . . . . .   17,100      173,058
  Hokkaido Bank . . . . . . . . . . . . . . . . . . . .    7,000       21,941
  Hokkaido Takushoku Bank . . . . . . . . . . . . . . .    7,000       18,502
  House Food Industry . . . . . . . . . . . . . . . . .    2,000       35,372
  Inax . . . . . . . . . . . . . . . . . . . . . . . . .   1,000        9,531
  Industrial Bank of Japan . . . . . . . . . . . . . . .   4,800      137,716
  Iwatani International Corp . . . . . . . . . . . . . .   1,040        5,314
  Joyo Bank . . . . . . . . . . . . . . . . . . . . . .    1,680       12,760
  Kaneka Corporation . . . . . . . . . . . . . . . . . .   1,000        6,632
  Kansai Electric Power . . . . . . . . . . . . . . . .    2,586       61,226
  Kawasaki Steel * . . . . . . . . . . . . . . . . . . .   7,400       26,248
  Kobe Steel Ltd . . . . . . . . . . . . . . . . . . . .  15,000       42,889
  Kokusai Kogyo . . . . . . . . . . . . . . . . . . . .    6,000       61,901
  Komatsu Ltd . . . . . . . . . . . . . . . . . . . . .   13,400      105,330
  Kumagai Gumi Co . . . . . . . . . . . . . . . . . . .    2,000        7,900
  Kurabo Industries . . . . . . . . . . . . . . . . . .    6,000       21,577

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  JAPAN - (CONTINUED)

  Lion Corporation . . . . . . . . . . . . . . . . . . .   1,000 $      5,797
  Long Term Credit Bank of Japan . . . . . . . . . . . .   5,000       41,218
  Marubeni Corp . . . . . . . . . . . . . . . . . . . .    6,000       31,835
  Marudai Food Co Ltd . . . . . . . . . . . . . . . . .    5,800       41,146
  Marui Co . . . . . . . . . . . . . . . . . . . . . . .   2,000       37,337
  Matsushita Electric Industries . . . . . . . . . . . .   9,600      142,432
  Mazda Motors *. . . . . . . . . . . . . . . . . . . .   18,000       65,438
  Meiji Seika . . . . . . . . . . . . . . . . . . . . .    1,000        5,876
  Minebea Co Ltd . . . . . . . . . . . . . . . . . . . .   1,000        8,312
  Mitsubishi Electric . . . . . . . . . . . . . . . . .   14,000      103,994
  Mitsubishi Heavy . . . . . . . . . . . . . . . . . . .   8,300       66,139
  Mitsubishi Materials Corp . . . . . . . . . . . . . .   15,000       75,461
  Mitsubishi Oil Co . . . . . . . . . . . . . . . . . .    1,000        8,588
  Mitsubishi Paper . . . . . . . . . . . . . . . . . . .   1,000        6,161
  Mitsui Fudosan . . . . . . . . . . . . . . . . . . . .   2,000       24,761
  Mitsui Marine & Fire Insurance . . . . . . . . . . . .   1,400        9,423
  Mitsui Trust & Banking . . . . . . . . . . . . . . . .   2,400       22,497
  Nagase & Co . . . . . . . . . . . . . . . . . . . . .    4,000       33,800
  Nagoya Railroad Co Ltd . . . . . . . . . . . . . . . .   6,000       29,477
  Nichido Fire & Marine Insurance . . . . . . . . . . .    1,000        7,743
  Nichiei (Fudosan) . . . . . . . . . . . . . . . . . .    8,000       28,141
  Nichirei Corp . . . . . . . . . . . . . . . . . . . .    1,000        6,229
  Nihon Cement Co Ltd . . . . . . . . . . . . . . . . .    1,000        6,622
  Nippon Fire & Marine Insurance . . . . . . . . . . . .   1,000        5,709
  Nippon Light Metal Co . . . . . . . . . . . . . . . .    1,600        9,275
  Nippon Oil Co . . . . . . . . . . . . . . . . . . . .   15,200       83,635
  Nippon Oil & Fats Co Ltd . . . . . . . . . . . . . . .   1,000        5,335
  Nippon Sheet Glass . . . . . . . . . . . . . . . . . .   4,000       17,843
  Nippon Shinpan Co . . . . . . . . . . . . . . . . . .    1,000        6,573
  Nippon Steel Corp . . . . . . . . . . . . . . . . . .   16,900       58,118
  Nishi-Nippon Bank . . . . . . . . . . . . . . . . . .    3,000       20,015
  Nissan Motors . . . . . . . . . . . . . . . . . . . .    6,000       44,156
  Nisshinbo Industries Inc . . . . . . . . . . . . . . .   4,000       36,630
  Nomura Securities Co Ltd . . . . . . . . . . . . . . .   1,000       19,651
  Okumura . . . . . . . . . . . . . . . . . . . . . . .    1,000        9,089
  Olympus Optical . . . . . . . . . . . . . . . . . . .    1,000        9,531
  Orient Corp . . . . . . . . . . . . . . . . . . . . .    6,000       29,772
  Osaka Gas Co Ltd . . . . . . . . . . . . . . . . . . .   6,000       20,398
  Renown Inc *. . . . . . . . . . . . . . . . . . . . .    9,000       29,182
  Sagami Railway . . . . . . . . . . . . . . . . . . . .   1,000        4,235
  Sakura Bank . . . . . . . . . . . . . . . . . . . . .    8,400       90,789
  Sankyo Aluminum Industry Co . . . . . . . . . . . . .    1,000        4,991
  Sanyo Electric Co Ltd . . . . . . . . . . . . . . . .   13,000       67,698
  Sekisui House Ltd . . . . . . . . . . . . . . . . . .    8,000       93,540
  Settsu Corp *. . . . . . . . . . . . . . . . . . . . .  24,000       70,508
  Shionogi & Co Ltd . . . . . . . . . . . . . . . . . .    1,000        8,617
  Shiseido Co . . . . . . . . . . . . . . . . . . . . .   10,000      106,116
  Shokusan Jutaku Sogo. . . . . . . . . . . . . . . . .    8,000       25,782
  Sumitomo Bank . . . . . . . . . . . . . . . . . . . .    7,693      148,153

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  JAPAN - (CONTINUED)

  Sumitomo Corp . . . . . . . . . . . . . . . . . . . .    8,000 $     79,391
  Sumitomo Metal Mining . . . . . . . . . . . . . . . .    1,000        8,735
  Sumitomo Realty & Development  . . . . . . . . . . . .   5,000       33,554
  Teijin Limited . . . . . . . . . . . . . . . . . . . .   5,000       26,333
  Tokai Bank . . . . . . . . . . . . . . . . . . . . . .   6,200       75,539
  Tokyo Electric Power Co Inc . . . . . . . . . . . . .    4,080      105,844
  Tokyo Steel Manufacturing . . . . . . . . . . . . . .    2,000       36,944
  Toyo Ink Manufacturing . . . . . . . . . . . . . . . .   3,000       15,210
  Toyobo Co Ltd . . . . . . . . . . . . . . . . . . . .    1,800        6,013
  Toyoda Automatic Loom Works . . . . . . . . . . . . .    2,000       33,997
  Toyota Motor Co . . . . . . . . . . . . . . . . . . .   10,986      216,967
  Ube Industries Ltd *. . . . . . . . . . . . . . . . .    2,400        9,102
  Victor Co Japan . . . . . . . . . . . . . . . . . . .    3,000       33,898
  Yamaichi Securities . . . . . . . . . . . . . . . . .    9,000       56,949
  Yasuda Trust & Banking . . . . . . . . . . . . . . . .   3,000       14,444
                                                                 ------------
                                                                    4,522,663     23.9%
                                                                 ------------

  MEXICO
  Cementos De Mexico . . . . . . . . . . . . . . . . . .   2,575        8,202
  Cifra Sa - B Shares . . . . . . . . . . . . . . . . .    8,600        9,587
  Empressa La Moderna - A Shares . . . . . . . . . . . .   1,700        6,204
  Fomento Economico Mexicano . . . . . . . . . . . . . .   2,700        6,228
  Grupo Financiero Banamex - Series B . . . . . . . . .      300          460
  Grupo Financiero Banamex - Series L . . . . . . . . .       15           21
  Grupo Financiero Bancomer - B Shares *. . . . . . . .    7,800        2,153
  Grupo Financiero Bancomer *. . . . . . . . . . . . . .     289           70
  Grupo Industrial Alfa Sa Series A . . . . . . . . . .      200        2,362
  Grupo Industrial Bimbo Series A . . . . . . . . . . .    1,000        3,371
  Grupo Mexico Sa Series B . . . . . . . . . . . . . . .   1,600        7,188
  Grupo Televisa Sa Series A . . . . . . . . . . . . . .     500        5,408
  Telefonos de Mexico - Series L . . . . . . . . . . . .  20,400       33,788
                                                                 ------------
                                                                       85,042      0.4%
                                                                 ------------

  NETHERLANDS
  ABN Amro Holdings . . . . . . . . . . . . . . . . . .      800       35,606
  Akzo . . . . . . . . . . . . . . . . . . . . . . . . .     138       15,589
  Elsevier . . . . . . . . . . . . . . . . . . . . . . .   1,700       23,192
  Getronics N.V. . . . . . . . . . . . . . . . . . . . .     100        4,488
  Heineken N.V. . . . . . . . . . . . . . . . . . . . .      125       21,899
  Ihc Caland N.V.  . . . . . . . . . . . . . . . . . . .     100        3,012
  International Nederlanden Group . . . . . . . . . . .      787       51,497
  Klm Royal Dutch Airlines . . . . . . . . . . . . . . .     200        6,864
  Kon Neder Hoogovens . . . . . . . . . . . . . . . . .      100        3,432
  Koninklijke Ahold N.V. . . . . . . . . . . . . . . . .     300       11,871
  Koninklijke N.V. . . . . . . . . . . . . . . . . . . .     300        7,908
  Kon. Nedlloyd Groep . . . . . . . . . . . . . . . . .      100        1,951
  Pakhoed Holding . . . . . . . . . . . . . . . . . . .      100        2,735
  Philips Gloeilampenfabrieken . . . . . . . . . . . . .     900       35,390
  Royal Dutch Petroleum . . . . . . . . . . . . . . . .    1,400      180,018
  Royal Nederland . . . . . . . . . . . . . . . . . . .    1,200       42,742

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  NETHERLANDS - (CONTINUED)

  Stad Rotterdam . . . . . . . . . . . . . . . . . . . .     100 $      2,926
  Stork N.V.  . . . . . . . . . . . . . . . . . . . . .      100        2,512
  Unilever N.V. . . . . . . . . . . . . . . . . . . . .      375       49,539
  Wolters Kluwer N.V. . . . . . . . . . . . . . . . . .      200       16,865
                                                                 ------------
                                                                      520,036      2.7%
                                                                 ------------
  NEW ZEALAND
  Fletcher Forestry . . . . . . . . . . . . . . . . . .    3,900        5,500      0.0%
                                                                 ------------

  PHILIPPINES
  Ayala Land Inc Class B . . . . . . . . . . . . . . . .   1,000        1,146
  Manila Electirc . . . . . . . . . . . . . . . . . . .    1,500       11,572
  Petron Corp. . . . . . . . . . . . . . . . . . . . . .  63,700       29,192
  Philippine Long Distance Telephone Co . . . . . . . .      400       22,532
  Philippine National Bank . . . . . . . . . . . . . . .   3,100       27,466
  San Miquel Corp Class B . . . . . . . . . . . . . . .    3,860       12,383
                                                                 ------------
                                                                      104,291      0.6%
                                                                 ------------
  PORTUGAL
  Banco Comercial Portugues . . . . . . . . . . . . . .    3,300       43,212
  Banco Espirito Santo . . . . . . . . . . . . . . . . .   2,400       34,356
  Banco Portuguese de Investment Sa - Rights *. . . . .    1,200        2,058
  Banco Portuguese de Investment Sa . . . . . . . . . .    1,200       13,378
  Banco Totta & Acores . . . . . . . . . . . . . . . . .   1,745       28,145
  Corticeira Amorim . . . . . . . . . . . . . . . . . .      200        2,114
  Jeronimo Martins . . . . . . . . . . . . . . . . . . .     700       37,865
  Lusotur * . . . . . . . . . . . . . . . . . . . . . .      100        2,190
  Mague-Gestao Participacoes . . . . . . . . . . . . . .     100        1,847
  Portugal Telecom. . . . . . . . . . . . . . . . . . .    1,392       25,445
  Soares de Costa . . . . . . . . . . . . . . . . . . .      120        1,479
  Sonae Industria Investimento . . . . . . . . . . . . .   1,400       29,553
  Unicer- Uniao Cervejeira . . . . . . . . . . . . . . .     100        1,547
                                                                 ------------
                                                                      223,189      1.2%
                                                                 ------------
  SINGAPORE
  United Overseas Bank . . . . . . . . . . . . . . . . .       1            9      0.0%
                                                                 ------------

  SPAIN
  Banco Espanol de Credito *. . . . . . . . . . . . . .    1,200        8,071
  Sociedad Espanola de Carburos . . . . . . . . . . . .      300       12,924
                                                                 ------------
                                                                       20,995      0.1%
                                                                 ------------
  SWEDEN
  Aga Ab A Free . . . . . . . . . . . . . . . . . . . .      900       12,631
  Aga Ab B Free . . . . . . . . . . . . . . . . . . . .      800       11,106
  Asea Ab A Free . . . . . . . . . . . . . . . . . . . .     500       48,512
  Asea Ab B Free . . . . . . . . . . . . . . . . . . . .     200       19,313
  Assa Abloy Ab B Shares . . . . . . . . . . . . . . . .     600        4,622
  Astra Ab A Free  . . . . . . . . . . . . . . . . . . .   3,600      134,278
  Astra Ab B Free  . . . . . . . . . . . . . . . . . . .     800       29,412
  Atlas Copco Ab A Free . . . . . . . . . . . . . . . .      900       13,593
  Atlas Copco Ab B Free . . . . . . . . . . . . . . . .      400        5,950

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

                                                          SHARE       MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  SWEDEN - (CONTINUED)

  Autoliv Ab . . . . . . . . . . . . . . . . . . . . . .     200 $     11,838
  Electrolux . . . . . . . . . . . . . . . . . . . . . .     500       21,472
  Ericsson Ab B Free . . . . . . . . . . . . . . . . . .   6,900      162,630
  Esselte Ab A Free . . . . . . . . . . . . . . . . . .      100        1,495
  Esselte Ab B Free . . . . . . . . . . . . . . . . . .      100        1,495
  Euroc Industriab - Series A. . . . . . . . . . . . . .     300        7,918
  Hennes & Mauritz . . . . . . . . . . . . . . . . . . .     300       18,650
  Securitas Ab B Free . . . . . . . . . . . . . . . . .      200        8,055
  Skandia Forsakrings Ab . . . . . . . . . . . . . . . .     700       18,581
  Skandinaviska Enskilda Banken . . . . . . . . . . . .    3,800       29,565
  Skanska Ab Series B . . . . . . . . . . . . . . . . .      900       30,892
  SKF Ab B Free *. . . . . . . . . . . . . . . . . . . .     500       10,297
  Stora Kopparbergs A Shares . . . . . . . . . . . . . .   1,900       23,913
  Stora Kopparbergs B Shares . . . . . . . . . . . . . .     400        5,095
  Svenska Cellulosa Ab . . . . . . . . . . . . . . . . .   1,400       23,707
  Svenska Handelsbanken A Shares . . . . . . . . . . . .   1,400       28,299
  Svenska Handelsbanken B Shares . . . . . . . . . . . .     100        1,953
  S.K.F. Ab - Series A . . . . . . . . . . . . . . . . .     400        8,085
  Trelleborg Ab Series B . . . . . . . . . . . . . . . .     800        9,031
  Volvo Ab Class A . . . . . . . . . . . . . . . . . . .   1,000       20,900
  Volvo Aktiebolag B Free . . . . . . . . . . . . . . .    2,300       47,719
                                                                 ------------
                                                                      771,007      4.1%
                                                                 ------------
  THAILAND
  Bangkok Bank Co Ltd-Foreign . . . . . . . . . . . . .    2,500       26,630
  Charoen Pokphand Feedmill - Foreign . . . . . . . . .      100          481
  Land & House Plc  - Foreign . . . . . . . . . . . . .      600        8,824
  Shinawatra Computer Co - Foreign . . . . . . . . . . .     300        7,130
  Siam Cement Co Ltd - Foreign . . . . . . . . . . . . .     300       14,428
  Siam Commercial Bank Public Co Ltd . . . . . . . . . .   1,000        9,380
  Thai Farmers Bank Public Co . . . . . . . . . . . . .    2,100       13,772
  United Communication Industry Public Co . . . . . . .    1,300       14,984
                                                                 ------------
                                                                       95,629      0.5%
                                                                 ------------
  TURKEY
  Aksa Akrilik Kimya Sanayii . . . . . . . . . . . . . .  81,936       22,362
  Arcelik As . . . . . . . . . . . . . . . . . . . . . . 138,722       13,630
  Cimsa . . . . . . . . . . . . . . . . . . . . . . . .   35,000       17,513
  Cukurova Elektrik . . . . . . . . . . . . . . . . . .    4,200        2,675
  Ege Biracilik Ve Malt Sanay . . . . . . . . . . . . .   56,768       15,752
  Eregli Demir Ve Celik Fabrik . . . . . . . . . . . . . 178,325       16,061
  Migros . . . . . . . . . . . . . . . . . . . . . . . .  10,000       10,189
  Netas Telekomunik . . . . . . . . . . . . . . . . . .   31,000        8,179
  Otosan Otomobil . . . . . . . . . . . . . . . . . . .   45,400        8,508
  Tofas Otomobil Fabrik *. . . . . . . . . . . . . . . . 144,000       16,245
  Trakya Cam Sanayii As . . . . . . . . . . . . . . . .   96,544        9,486
  Turkiye Garanti Bankasi As * . . . . . . . . . . . . . 312,000       22,707
  Turkiye Is Bankasi As B . . . . . . . . . . . . . . .  381,200       31,212
                                                                 ------------
                                                                      194,519      1.0%
                                                                 ------------

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

                                                        FACE/SHARE    MARKET       PERCENT OF
  DESCRIPTION                                             AMOUNT   VALUE (NOTE 1)  NET ASSETS

  UNITED KINGDOM
  Arjo Wiggins Appleton Plc . . . . . . . . . . . . . .    1,433 $      3,750
  Chubb Security Plc . . . . . . . . . . . . . . . . . .   7,960       39,229
  General Electric Plc . . . . . . . . . . . . . . . . .   2,166       10,509
  Glaxo Holdings Plc . . . . . . . . . . . . . . . . . .   6,108       81,330
  Hanson Trust Plc . . . . . . . . . . . . . . . . . . .  17,050       50,885
  Imperial Chemical Industries . . . . . . . . . . . . .   1,200       13,866
  RTZ Corp . . . . . . . . . . . . . . . . . . . . . . .   1,750       25,123
  Smithkline Beecham Plc . . . . . . . . . . . . . . . .   3,078       32,552
  Vodafone Group Plc . . . . . . . . . . . . . . . . . .  19,347       70,325
                                                                 ------------
                                                                      327,569      1.7%
                                                                 ------------
  UNITED STATES
  U.S. Industries Inc (c). . . . . . . . . . . . . . . .     171        2,779      0.0%
                                                                 ------------    -----

  TOTAL  COMMON STOCK  (Cost $13,533,389)                          13,474,518     71.2%
                                                                 ------------    -----

  SHORT-TERM INVESTMENTS

  COMMERCIAL PAPER
  Bank of Ireland . . . . . . . . . . . 5.82% 12/01/95 $  14,040       14,040      0.1%
                                                                 ------------

  U.S GOVERNMENT OBLIGATION
  US Treasury Bill (b) . . . . . . . .  5.19% 12/21/95   700,000      697,881      3.7%
                                                                 ------------

  REPURCHASE AGREEMENTS

  Salomon  Brothers  Repurchase  Agreement 5.4%,  dated
  11/30/95,  to be  repurchased at $947,608 on 12/1/95,
  collateralized  by U.S.  Treasury  Notes  with  rates
  ranging  from  6.5%  to  7.875%  and  maturity  dates
  ranging from  4/30/97 to 11/15/04,  with an aggregate
  market value of $971,448.                            $ 947,466 $    947,466

  Cantor Fitzgerald  Repurchase  Agreement 5.17%, dated
  11/30/95,  to be  repurchased at $947,602 on 12/1/95,
  collateralized  by  U.S.  Treasury  Obligations  with
  rates ranging from 5.21% to 7.875% and maturity dates
  ranging from 05/09/96 to 05/31/00,  with an aggregate
  market value of $968,166.                            $ 947,466      947,466
                                                                 ------------
                                                                    1,894,932     10.0%
                                                                 ------------

  TOTAL  SHORT-TERM INVESTMENTS (Cost $2,606,853 )                  2,606,853     13.8%
                                                                 ------------    -----

  TOTAL INVESTMENTS  (Cost $16,140,242)                            16,081,371     85.0%

  Excess of Other Assets over Liabilities                           2,837,209     15.0%
                                                                 ------------    -----

  NET ASSETS                                                     $ 18,918,580    100.0%
                                                                 ============    =====

  NOTES TO THE SCHEDULE OF INVESTMENTS:

  ADR  American Depository Receipt

  (a)  All or a portion of this security is on loan.

  (b)  This security is held as collateral for open futures contracts.

  (c)  Shares received in spinoff from Hanson Plc.

  *    Non-income producing security.

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED) -  CONTINUED

At  November  30,  1995,   industry  sector   diversification  of  the  PanAgora
International Equity Fund's investments as a percentage of net assets was as follows:

                                                              PERCENTAGE OF
                 INDUSTRY SECTOR                                NET ASSETS

                 Banking                                          13.2%
                 Electronics                                       6.2
                 Automotive                                        5.6
                 Communication                                     4.5
                 Utilities                                         4.3
                 Insurance                                         3.7
                 Consumer Goods                                    3.5
                 Metals and Mining                                 3.2
                 Construction and Building                         2.7
                 Health Care                                       2.6
                 Oil and Gas                                       2.6
                 Chemicals                                         2.5
                 Manufacturing                                     2.3
                 Food and Beverage                                 2.1
                 Financial Services                                2.0
                 Retail Stores                                     2.0
                 Consumer Services                                 1.5
                 Machinery                                         1.2
                 Equipment                                         0.9
                 Transportation                                    0.7
                 Real Estate                                       0.6
                 Engineering                                       0.6
                 Diversified                                       0.5
                 Wholesale Trade                                   0.5
                 Paper and Allied Products                         0.5
                 Tobacco                                           0.3
                 Areospace                                         0.2
                 Nondurable Goods                                  0.2
                 Railroads                                         0.3
                 Computer Equipment                                0.2
                 Short-Term Investments                           13.8
                                                                  ----
                 TOTAL INVESTMENTS                                85.0

                 Net other assets                                 15.0

                 NET ASSETS                                      100  %
                                                                 =====

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
SCHEDULE OF OPEN FUTURE CONTRACTS
NOVEMBER 30, 1995 (UNAUDITED)

                                                                                             Net Unrealized
Number of                                                                                     Appreciation
Contracts                        Type                       Expiration Date  Contract Value  (Depreciation)
BUYS:


       1  Financial Times Stock Exchange Index Future        December 1995 $     140,347     $        3,253

       1  DAX Index Future                                   December 1995       156,074             (2,576)

      23  CAC 40 Index Future                                December 1995     1,689,502            (10,360)

      24  Nikkei 300 Index Future                            December 1995       656,035             36,790

      12  Topix Index Future                                 December 1995     1,750,921             80,435

       3  MIB Index Future                                   December 1995       249,220            (15,285)

     278  IBX 35 Index Future                                December 1995       796,976             (3,870)
                                                                                             --------------
                                                                                             $       88,387
                                                                                             ==============

               See accompanying notes to the financial statements.

PANAGORA INTERNATIONAL EQUITY FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
NOVEMBER 30, 1995 (UNAUDITED)

Settlement                                      Units of      In Exchange for     Appreciation
  Date              Deliver/Receive             Currency     (in U.S. Dollars)   (Depreciation)
CONTRACTS TO BUY CURRENCY:

12/14/95             Deutsche Mark                 120,000  $       81,688 $        1,317

12/14/95            Spanish Peseta              96,820,000         759,507         24,898

12/14/95             French Franc                7,968,000       1,590,230          6,131

12/14/95             British Pound                 438,000         679,842         (9,679)

12/14/95             Italian Lira              295,000,000         180,843          3,176

12/14/95             Japanese Yen              229,565,000       2,260,645        (95,840)
                                                                           --------------
                                                                           $      (69,997)
                                                                           ==============

CONTRACTS TO SELL CURRENCY:

12/14/95             British Pound                 357,000         564,239         18,009
                                                                           --------------
                                                                           $       18,009
                                                                           ==============

               See accompanying notes to the financial statements.

THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PANAGORA                              PANAGORA
                                                                                    ASSET            PANAGORA         INTERNATIONAL
                                                                                  ALLOCATION           GLOBAL             EQUITY
                                                                                     FUND               FUND               FUND
ASSETS:
    Investments, at value * (Note 1) - See accompanying portfolios                 $9,111,611        $46,471,812        $16,081,371
    Cash                                                                              203,001          5,434,135          1,812,505
    Foreign currency, at value **                                                           -          1,173,541            991,385
    Receivable from:
      Securities sold                                                                       -            462,289            285,375
      Dividends and interest                                                           38,291            153,652             49,759
      Advisor (Note 2)                                                                 42,242                  -             29,121
      Fund shares sold                                                                    316                  -                  -
      Variation margin on open futures contracts (Note 6)                                   -             20,072              7,296
    Unamortized organization costs (Note 5)                                            10,478             10,529             10,529
                                                                                   ----------        -----------        -----------
      Total assets                                                                  9,405,939         53,726,030         19,267,341
                                                                                   ----------        -----------        -----------


LIABILITIES:
    Payable for:
      Securities purchased                                                             11,348            319,933            239,382
      Variation margin on open futures contracts (Note 6)                               2,769                  -                  -
      Investment Advisory fees (Note 2)                                                     -             99,685                  -
      Unrealized loss on forward foreign
          currency contracts (Note 6)                                                       -            359,973             51,988
    Payable upon return of securities loaned (Note 1)                                 583,800          1,412,600             14,040
    Accrued expenses and other liabilities                                             30,300             52,232             43,351
                                                                                   ----------        -----------        -----------

    Total Liabilities                                                                 628,217          2,244,423            348,761
                                                                                   ----------        -----------        -----------



NET ASSETS                                                                         $8,777,722        $51,481,607        $18,918,580
                                                                                   ==========        ===========        ===========

NET ASSETS CONSIST OF:
    Paid-in capital                                                                $7,522,915        $47,787,559        $19,865,059
    Undistributed net investment income (distributions in
       excess of net investment income)                                                97,113           (226,689)           (40,101)
    Accumulated net realized gain (loss) on investments,
       closed futures contracts and foreign currency transactions                     216,569          1,211,732           (845,760)
    Net unrealized appreciation (depreciation) on investments, forward currency contracts, open futures contracts,
      and net other assets                                                            941,125          2,709,005            (60,618)
                                                                                   ----------        -----------        -----------

NET ASSETS                                                                         $8,777,722        $51,481,607        $18,918,580
                                                                                   ==========        ===========        ===========


NUMBER OF FUND SHARES ISSUED AND OUTSTANDING                                          727,740          4,502,480          1,885,974
                                                                                   ==========        ===========        ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
      BENEFICIAL INTEREST OUTSTANDING                                                  $12.06             $11.43             $10.03
                                                                                   ==========        ===========        ===========





  * Cost of investments                                                            $8,309,049        $43,650,983        $16,140,242

* * Cost of foreign currency                                                          -               $1,181,550         $1,028,244

               See accompanying notes to the financial statements.

THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              PANAGORA                               PANAGORA
                                                                               ASSET              PANAGORA         INTERNATIONAL
                                                                             ALLOCATION            GLOBAL             EQUITY
                                                                                FUND                FUND               FUND
INVESTMENT INCOME:
    Dividends (net of foreign withholding taxes *)                                $70,409           $490,118           $117,679
    Interest                                                                       62,807            131,081             65,660
                                                                                 --------         ----------          ---------
        Total investment income                                                   133,216            621,199            183,339
                                                                                 --------         ----------          ---------

EXPENSES:
    Investment Advisory fees (Note 2)                                              24,067            179,177             76,686
    Custody, transfer agent and administration fees (Note 2)                       36,255            102,997             96,330
    Audit and legal fees                                                           25,359             27,319             20,288
    Registration and filing fees                                                    9,567             12,846              9,339
    Trustees' fees and expenses (Note 2)                                            4,019              4,783              4,378
    Amortization of organization costs (Note 5)                                     2,090              2,081              2,081
    Other                                                                           1,051              6,257              2,149
                                                                                 --------         ----------          ---------

           Total expenses                                                         102,408            335,460            211,251

           Less expenses waived and/or reimbursed by the Advisor (Note 2)         (66,308)           (79,493)          (105,807)
           Less earnings credit (Note 2)                                                -            (12,272)           (17,746)
                                                                                 --------         ----------          ---------

           Net expenses                                                            36,100            243,695             87,698
                                                                                 --------         ----------          ---------

NET INVESTMENT INCOME                                                              97,116            377,504             95,641
                                                                                 --------         ----------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
    Net realized gain (loss) on:
       Security transactions                                                      348,751          1,373,489           (176,767)
       Closed futures contracts                                                  (155,392)           354,076            246,082
       Foreign currency related transactions                                            -            365,788           (274,785)
                                                                                 --------         ----------          ---------
         Net realized gain (loss)                                                 193,359          2,093,353           (205,470)
                                                                                 --------         ----------          ---------
    Net change in unrealized appreciation (depreciation) of:
       Securities                                                                 487,535           (298,426)          (524,423)
       Open futures contracts                                                     161,788           (103,771)           129,745
       Foreign currency and net other assets                                            -           (967,456)          (248,679)
                                                                                 --------         ----------          ---------
         Net unrealized appreciation (depreciation) during the period             649,323         (1,369,653)          (643,357)
                                                                                 --------         ----------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                           842,682            723,700           (848,827)
                                                                                 --------         ----------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                                    $939,798         $1,101,204          ($753,186)
                                                                                 ========         ==========          =========


 * Net of foreign taxes withheld of:                                                    -            $49,642            $18,759

               See accompanying notes to the financial statements.

THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PANAGORA ASSET ALLOCATION FUND

                                                                           SIX MONTHS ENDED
                                                                           NOVEMBER 30, 1995       YEAR ENDED
                                                                             (UNAUDITED)          MAY 31, 1995
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
    Net investment income                                                         $97,116              $143,948
    Net realized gain on investments and closed futures contracts                 193,359               333,529
    Net change in unrealized appreciation on investments
      and open futures contracts                                                  649,323               381,058
                                                                               ----------            ----------
    Net increase in net assets resulting from operations                          939,798               858,535
                                                                               ----------            ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                         (69,719)              (91,258)
    Net realized gains                                                           (316,721)                 (471)
                                                                               ----------            ----------
    Total distributions to shareholders                                          (386,440)              (91,729)
                                                                               ----------            ----------

FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from sale of shares                                                  879,560             4,202,376
    Net asset value of shares issued to shareholders
        in payment of distributions declared                                      386,440                91,257
    Cost of shares repurchased                                                   (330,808)             (642,100)
                                                                               ----------            ----------
    Net increase in net assets resulting from
       Fund share transactions                                                    935,192             3,651,533
                                                                               ----------            ----------
TOTAL INCREASE IN NET ASSETS                                                    1,488,550             4,418,339

NET ASSETS:
    Beginning of year                                                           7,289,172             2,870,833
                                                                               ----------            ----------
    End of year *                                                              $8,777,722            $7,289,172
                                                                               ==========            ==========

*  Including undistributed net
    investment income of:                                                         $97,113               $69,716

               See accompanying notes to the financial statements.

THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PANAGORA GLOBAL FUND

                                                                           SIX MONTHS ENDED
                                                                           NOVEMBER 30, 1995       YEAR ENDED
                                                                             (UNAUDITED)          MAY 31, 1995
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
    Net investment income                                                        $377,504              $720,846
    Net realized gain on investments, closed futures
       contracts, and foreign currency transactions                             2,093,353               100,572
    Net change in unrealized appreciation on investments, open futures contracts, forward currency contracts, and
       net other assets                                                        (1,369,653)            3,657,374
                                                                              -----------           -----------
    Net increase in net assets resulting from operations                        1,101,204             4,478,792
                                                                              -----------           -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                        (295,365)                    -
    Net realized gains                                                           (593,867)             (388,372)
                                                                              -----------           -----------
    Total distributions to shareholders                                          (889,232)             (388,372)
                                                                              -----------           -----------

FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from sale of shares                                                   53,458             7,133,664
    Net asset value of shares issued to shareholders
        in payment of distributions declared                                      888,063               388,372
    Cost of shares repurchased                                                   (991,037)           (2,050,877)
                                                                              -----------           -----------
    Net increase (decrease) in net assets resulting from
       Fund share transactions                                                    (49,516)            5,471,159
                                                                              -----------           -----------
TOTAL INCREASE IN NET ASSETS                                                      162,456             9,561,579

NET ASSETS:
    Beginning of year                                                          51,319,151            41,757,572
                                                                              -----------           -----------
    End of year *                                                             $51,481,607           $51,319,151
                                                                              ===========           ===========

* Including distributions in excess
    of net investment income of:                                                 $226,689              $308,828

               See accompanying notes to the financial statements.

THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PANAGORA INTERNATIONAL EQUITY FUND

                                                                           SIX MONTHS ENDED
                                                                           NOVEMBER 30, 1995       YEAR ENDED
                                                                             (UNAUDITED)          MAY 31, 1995
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
    Net investment income                                                         $95,641              $209,641
    Net realized gain (loss) on investments, closed futures
       contracts, and foreign currency transactions                              (205,470)               24,937
    Net change in unrealized appreciation (depreciation) on
      investments, open futures contracts, forward currency contracts,
       and net other assets                                                      (643,357)                5,233
                                                                              -----------           -----------
    Net increase (decrease) in net assets resulting from operations              (753,186)              239,811
                                                                              -----------           -----------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                    (95,641)             (209,641)
    In excess of net investment income                                           (264,010)              (99,939)
    From net realized gains                                                             -              (440,398)
    In excess of net realized gains                                                     -              (303,508)
                                                                              -----------           -----------
    Total distributions to shareholders                                          (359,651)           (1,053,486)
                                                                              -----------           -----------

FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from sale of shares                                                2,121,300            13,849,561
    Net asset value of shares issued to shareholders
        in payment of distributions declared                                      356,498             1,046,888
    Cost of shares repurchased                                                   (406,492)          (11,077,230)
                                                                              -----------           -----------
    Net increase in net assets resulting from
       Fund share transactions                                                  2,071,306             3,819,219
                                                                              -----------           -----------

TOTAL INCREASE IN NET ASSETS                                                      958,469             3,005,544

NET ASSETS:
    Beginning of year                                                          17,960,111            14,954,567
                                                                              -----------           -----------
    End of year *                                                             $18,918,580           $17,960,111
                                                                              ===========           ===========

* Including undistributed net investment income (distributions
    in excess of net investment income) of:                                      ($40,101)             $223,909

               See accompanying notes to the financial statements.

THE PANAGORA INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
PANAGORA ASSET ALLOCATION FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              SIX MONTHS ENDED
                                                                              NOVEMBER 30, 1995    YEAR ENDED       YEAR ENDED
                                                                                (UNAUDITED)       MAY 31, 1995     MAY 31, 1994 (A)

NET ASSET VALUE, BEGINNING OF YEAR                                                    $11.26             $10.01         $10.00
                                                                                      ------             ------         ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                               0.13               0.22           0.14
    Net realized and unrealized gain on investments                                     1.27               1.18           0.02
                                                                                      ------             ------         ------
        Total from investment operations                                                1.40               1.40           0.16
                                                                                      ------             ------         ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                              (0.11)             (0.15)         (0.10)
    Net realized gains                                                                 (0.49)                 -          (0.05)
                                                                                      ------             ------         ------
        Total distributions                                                            (0.60)             (0.15)         (0.15)
                                                                                      ------             ------         ------
NET ASSET VALUE, END OF YEAR                                                          $12.06             $11.26         $10.01
                                                                                      ======             ======         ======
TOTAL RETURN                                                                           12.68%(b)          14.13%          1.63%
                                                                                      ======             ======         ======
RATIOS / SUPPLEMENTAL DATA:

        Net assets, end of year (000's)                                               $8,778             $7,289         $2,871
        Ratio of net expenses to average daily net assets                               0.90%(c)           0.90%          0.90%
        Ratio of net investment income to average daily net assets                      2.42%(c)           2.46%          2.08%
        Portfolio turnover rate                                                           26%                77%            50%


         Effect of voluntary expense limitation during the year:
              Per share benefit  to net investment income                              $0.09              $0.19          $0.53

         Ratios before expense limitation:
              Expenses to average daily net assets                                      2.55%(c)           3.07%          8.96%
              Net investment income (loss) to average daily net assets                  0.77%(c)           0.28%       (5.98%)

    (a)    The Fund commenced operations on June 1, 1993.

    (b)    Not annualized

    (c)    Annualized

               See accompanying notes to the financial statements.

THE PANAGORA INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
PANAGORA GLOBAL FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              SIX MONTHS ENDED
                                                                              NOVEMBER 30, 1995     YEAR ENDED        YEAR ENDED
                                                                                (UNAUDITED)        MAY 31, 1995     MAY 31, 1994 (A)
NET ASSET VALUE, BEGINNING OF YEAR                                                    $11.39              $10.48            $10.00
                                                                                     -------             -------           -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                               0.08                0.21              0.11
    Net realized and unrealized gain on investments                                     0.16                0.79              0.76
                                                                                     -------             -------           -------
        Total from investment operations                                                0.24                1.00              0.87
                                                                                     -------             -------           -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                         (0.07)                  -             (0.10)
    In excess of net investment income                                                     -                   -             (0.29)
    From net realized gains                                                            (0.13)              (0.09)                -
                                                                                     -------             -------           -------
        Total distributions                                                            (0.20)              (0.09)            (0.39)
                                                                                     -------             -------           -------
NET ASSET VALUE, END OF YEAR                                                          $11.43              $11.39            $10.48
                                                                                     =======             =======           =======
TOTAL RETURN                                                                            2.11%(b)            9.67%             8.68%
                                                                                     =======             =======           =======
RATIOS / SUPPLEMENTAL DATA:

        Net assets, end of year (000's)                                              $51,482             $51,319           $41,758
        Ratio of net expenses to average daily net assets                               1.00%(c),(d)        1.00%             1.00%
        Ratio of net investment income to average daily net assets                      1.47%(c)            1.61%             1.23%
        Portfolio turnover rate                                                           58%                160%              187%


         Effect of voluntary expense limitation during the year:
              Per share benefit  to net investment income                              $0.01               $0.05             $0.04

         Ratios before expense limitation:
              Expenses to average daily net assets                                      1.31%(c)            1.41%             1.53%
              Net investment income to average daily net assets                         1.16%(c)            1.19%             0.70%

    (a)    The Fund commenced operations on June 1, 1993.

    (b)    Not annualized

    (c)    Annualized

    (d) "Ratio of net expenses to average daily net assets" for the six months ended November 30, 1995 excludes earnings credits Including earnings credits the expense ratio would have been 0.95% for the six months ended November 30, 1995.

               See accompanying notes to the financial statements.

THE PANAGORA INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
PANAGORA INTERNATIONAL EQUITY FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     SIX MONTHS ENDED
                                                     NOVEMBER 30, 1995     YEAR ENDED        YEAR ENDED
                                                       (UNAUDITED)        MAY 31, 1995     MAY 31, 1994 (A)

NET ASSET VALUE, BEGINNING OF PERIOD                         $10.62              $10.75            $10.00
                                                            -------             -------           -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                      0.05                0.33              0.11
    Net realized and unrealized gain on investments           (0.44)               0.19              0.89
                                                            -------             -------           -------
        Total from investment operations                      (0.39)               0.52              1.00
                                                            -------             -------           -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                (0.05)              (0.13)            (0.03)
    In excess of net investment income                        (0.15)              (0.06)            (0.22)
    From net realized gains                                       -               (0.27)                -
    In excess of net realized gains                               -               (0.19)                -
                                                            -------             -------           -------
        Total distributions                                   (0.20)              (0.65)            (0.25)
                                                            -------             -------           -------
NET ASSET VALUE, END OF PERIOD                               $10.03              $10.62            $10.75
                                                            =======             =======           =======
TOTAL RETURN                                                 (3.80%)(b)            5.09%            10.12%
                                                            =======             =======           =======
RATIOS / SUPPLEMENTAL DATA:

        Net assets, end of period (000's)                   $18,919             $17,960           $14,955
        Ratio of net expenses to average daily net assets      1.10%(c),           1.10%             1.10%
        Ratio of net investment income to average daily
          net assets                                           1.00%(c)            1.39%             0.93%
        Portfolio turnover rate                                  43%                218%              160%

        Effect of voluntary expense limitation during the
           period:
              Per share benefit  to net investment
                 income                                       $0.05               $0.41             $0.16

         Ratios before expense limitation:
              Expenses to average daily net assets             2.20%(c)            2.85%             2.42%
              Net investment loss to average daily net
                 assets                                       (0.10%)(c)         (0.36%)           (0.39%)

    (a)    The Fund commenced operations on June 1, 1993.

    (b)    Not annualized

    (c)    Annualized

    (d) "Ratio of net expenses to average daily net assets" for the six months ended November 30, 1995 excludes earnings credits Including earnings credits the expense ratio would have been 0.91% for the six months ended November 30, 1995.

               See accompanying notes to the financial statements.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The PanAgora Institutional Funds (the "Trust"), formerly the PanAgora Funds, was organized under the laws of the Commonwealth of Massachusetts on January 27, 1993 as a Massachusetts business trust and began operations on June 1, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of three investment series: PanAgora Asset Allocation Fund, PanAgora Global Fund and PanAgora International Equity Fund (the "Funds").

1. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

   PORTFOLIO VALUATION

   Securities traded on a recognized U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System (NASDAQ) are valued at their last sale price on the principal exchange on which they are traded or NASDAQ (if NASDAQ is the principal market for such securities). If no sale occurs, securities are valued at the mean between the closing bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent bid and asked price. Debt securities and other fixed-income investments of the Funds will be valued at prices supplied by independent pricing agents selected by the Board of Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities whose market value does not, in the Advisor's opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Trustees.

   REPURCHASE AGREEMENTS

   Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

   FUTURES CONTRACTS

   The Funds will engage in futures transactions only for bona fide hedging and non-hedging purposes as defined in regulations of the Commodity Futures Trading Commission. Upon entering into a futures contract, each Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuation of the value of the contract.

   Futures contracts are marked-to-market daily and the daily changes in the value of the contract are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

   FOREIGN CURRENCY

   The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

   The Funds do not isolate that portion of the results of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

   FORWARD FOREIGN CURRENCY CONTRACTS

   The PanAgora Global Fund and the PanAgora International Equity Fund may enter into forward foreign currency contracts. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts can limit the risk of loss due to a decline in the value of

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

   the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   SECURITY LENDING

   The Funds may lend its securities to broker, dealers and other financial organizations. The loans are collateralized at all times with cash, cash equivalents or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending its securities. At November 30, 1995, the PanAgora Asset Allocation Fund, the PanAgora Global Fund, and the PanAgora International Equity Fund loaned securities having a market value of $522,876, $1,362,342, and $9,317, respectively, collateralized by cash in the amount of $583,800, $1,412,600, and $14,040, respectively, which was invested in short-term investments.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. Permanent differences relating to shareholder distributions will result in reclassifications to paid-in capital.

   FEDERAL INCOME TAXES

   It is the policy of the Funds to qualify as a regulated investment company, by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

2. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with PanAgora Asset Management, Inc. ("PanAgora"). Under the Advisory Agreement, the Trust, on behalf of each Fund, pays a monthly fee at an annual rate of the value of each Fund's average daily net assets as follows:

        PanAgora Asset Allocation Fund              0.60%

        PanAgora Global Fund                        0.70%

        PanAgora International Equity Fund          0.80%

   PanAgora has agreed to voluntarily waive and reimburse a portion or all of its respective fees and expenses of the Asset Allocation Fund, Global Fund and International Equity Fund to the extent that the Funds' total annual expenses exceed 0.90%, 1.00% or 1.10% of their average daily net assets, respectively.

   The Trust has entered into Administration, Custodian and Transfer Agency and Service Agreements with Investors Bank & Trust Company ("Investors Bank") under which fees for services are subject to reduction by credits earned by each Fund, based on the cash balances of the Funds held by Investors Bank as custodian. For the six months ended November 30, 1995 the Global Fund and the International Equity Fund received $12,272 and $17,746, respectively, in earnings credits resulting in a total expense of $102,997 and $96,330, respectively.

   PanAgora has agreed to pay to Funds Distributor, Inc., the Trust's distributor, as compensation for certain distribution services rendered to the Trust, a monthly fee at the annual rate of 0.03% of the value of the average daily net assets of each Fund. The minimum fee, with respect to all three funds, is $15,000 per year. The Funds do not pay any fees to Funds Distributor, Inc.

   No officer, director or employee of PanAgora, Investors Bank or any parent or subsidiary of those corporations receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each Trustee who is not any officer, director, or employee of PanAgora and their affiliates or Investors Bank $5,000 per annum plus $1,000 per meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

   Costs of purchases and proceeds from sales of investment securities, excluding U.S. Government Securities and short-term investments, during the six months ended November 30, 1995 were as follows:

                                               Purchases           Sales
                                              -----------       -----------
        PanAgora Asset Allocation Fund        $ 1,880,047       $ 1,913,015

        PanAgora Global Fund                   25,303,276        31,025,982

        PanAgora International Equity Fund      6,333,392         7,067,712

   At November 30, 1995, aggregated gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                            TAX BASIS                TAX BASIS            NET UNREALIZED
                                            UNREALIZED               UNREALIZED            APPRECIATION
                                           APPRECIATION             DEPRECIATION          (DEPRECIATION)
PanAgora Asset Allocation Fund           $       944,253         $       (141,691)       $        802,562

PanAgora Global Fund                           4,297,410               (1,476,581)              2,820,829

PanAgora International Equity Fund               825,789                 (884,660)                (58,871)

4. SHARES OF BENEFICIAL INTEREST

   At November 30, 1995 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                                                                Six Months Ended
                                                                November 30, 1995        Year Ended
                                                                   (Unaudited)          May 31, 1995
                                                                -----------------       ------------
PANAGORA ASSET ALLOCATION FUND:

Shares sold                                                         75,005                 412,762

Shares issued to shareholders in reinvestment of distributions      33,809                   9,010

Shares repurchased                                                 (28,560)                (61,034)
                                                                   -------                 -------
Net increase                                                        80,254                 360,738

Fund shares:

   Beginning of  year                                              647,486                 286,748
                                                                   -------                 -------
   End of  year                                                    727,740                 647,486
                                                                   =======                 =======

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                                Six Months Ended
                                                                November 30, 1995        Year Ended
                                                                   (Unaudited)          May 31, 1995
                                                                -----------------       ------------
PANAGORA GLOBAL FUND:

Shares sold                                                          4,753                 675,793

Shares issued to shareholders in reinvestment of distributions      78,382                  37,633

Shares repurchased                                                 (87,946)               (191,958)
                                                                 ---------               ---------
Net increase                                                        (4,811)                521,468

Fund shares:

   Beginning of  year                                            4,507,291               3,985,823
                                                                 ---------               ---------
   End of year                                                   4,502,480               4,507,291
                                                                 =========               =========

                                                                Six Months Ended
                                                                November 30, 1995        Year Ended
                                                                   (Unaudited)          May 31, 1995
                                                                -----------------       ------------
PANAGORA INTERNATIONAL EQUITY FUND:

Shares sold                                                          202,870               1,228,449

Shares issued to shareholders in reinvestment of distributions        33,194                 102,208

Shares repurchased                                                   (40,566)             (1,030,778)
                                                                   ---------              ----------
Net increase                                                         195,498                 299,879

Fund shares:

   Beginning of year                                               1,690,476               1,390,597
                                                                   ---------              ----------
   End of year                                                     1,885,974               1,690,476
                                                                   =========              ==========

5. ORGANIZATION COSTS

   Each Fund has borne all costs in connection with its organization. Such costs are being amortized on the straight-line method over a period of five years from the commencement of operations for each Fund. In the event that any of the initial shares of the Funds are redeemed during such amortization period, the Funds will be reimbursed for any unamortized costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

6. CONCENTRATION

   At November 30, 1995, a substantial portion of the PanAgora Global Fund's and the PanAgora International Equity Fund's net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities are subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.

7. BENEFICIAL INTEREST

   At November 30, 1995, PanAgora Asset Management, Inc. was record owner of 13.71% of the outstanding shares of the PanAgora Asset Allocation Fund and certain other unaffiliated companies were record owners of more than 10% of the outstanding shares of the Funds.

                                                UNAFFILIATED COMPANIES
                                                ----------------------
                                      Number of Shareholders      % of ownership
                                      ----------------------      --------------
PanAgora Asset Allocation Fund                  2                      81.11%

PanAgora Global Fund                            2                      87.96%

PanAgora International Equity Fund              2                      95.94%